UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2024
MFS®  Commodity
Strategy Fund
CMS-SEM

MFS® Commodity
Strategy Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure reflecting equivalent exposure of derivative positions (i)
Fixed income sectors (i)
U.S. Treasury Securities	43.3%
Investment Grade Corporates	31.3%
Collateralized Loan Obligations	7.9%
Asset-Backed Securities	3.5%
Commercial Mortgage-Backed Securities	2.9%
Emerging Markets Bonds	0.9%
Residential Mortgage-Backed Securities	0.7%
Mortgage-Backed Securities	0.5%
Municipal Bonds	0.4%
High Yield Corporates	0.3%
Non-U.S. Government Bonds	0.2%

Composition including fixed income credit quality (a)(i)
AAA	6.3%
AA	6.2%
A	14.0%
BBB	21.4%
BB	0.2%
U.S. Government	31.5%
Federal Agencies	0.5%
Not Rated	11.8%
Non-Fixed Income	100.3%
Cash & Cash Equivalents	19.9%
Other	(112.1)%
1

Portfolio Composition - continued
Commodity exposure (c)(i)
Gold	14.3%
Brent Crude	9.1%
WTI Crude Oil	9.1%
Natural Gas	6.2%
Corn	5.3%
Soybeans	5.2%
Copper (COMEX)	4.7%
Sugar	3.8%
Heating Oil	3.7%
Unleaded Gasoline	3.5%
Coffee	3.4%
Live Cattle	3.4%
Silver	3.2%
Soybean Meal	3.2%
Cotton	2.9%
Soybean Oil	2.9%
Aluminum	2.8%
Gas Oil	2.8%
Zinc	2.7%
Lean Hogs	2.5%
Kansas Wheat	1.8%
Nickel	1.7%
Wheat	1.2%
Lead	0.9%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
2

Portfolio Composition - continued
(c)	MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options, and/or swaps). The Subsidiary’s investments in commodity-linked derivatives are leveraged (i.e. involves investment exposure greater than the amount of the investment). For more information about commodity-linked derivatives and the risks of investing in such derivatives, please see the fund’s prospectus.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
The fund invests a portion of its assets in the MFS Commodity Strategy Portfolio, a wholly-owned subsidiary of the fund. Percentages reflect exposure to the underlying holdings of the MFS Commodity Strategy Portfolio and not to the exposure from investing directly in the MFS Commodity Strategy Portfolio itself.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Consolidated Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2023 through April 30, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	1.14%	$1,000.00	$1,004.73	$5.68
	Hypothetical (h)	1.14%	$1,000.00	$1,019.19	$5.72
B	Actual	1.89%	$1,000.00	$1,001.83	$9.41
	Hypothetical (h)	1.89%	$1,000.00	$1,015.47	$9.47
C	Actual	1.89%	$1,000.00	$1,000.99	$9.40
	Hypothetical (h)	1.89%	$1,000.00	$1,015.47	$9.47
I	Actual	0.89%	$1,000.00	$1,005.30	$4.44
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47
R1	Actual	1.89%	$1,000.00	$1,000.72	$9.40
	Hypothetical (h)	1.89%	$1,000.00	$1,015.47	$9.47
R2	Actual	1.39%	$1,000.00	$1,003.72	$6.92
	Hypothetical (h)	1.39%	$1,000.00	$1,017.95	$6.97
R3	Actual	1.14%	$1,000.00	$1,005.57	$5.68
	Hypothetical (h)	1.14%	$1,000.00	$1,019.19	$5.72
R4	Actual	0.89%	$1,000.00	$1,005.35	$4.44
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47
R6	Actual	0.81%	$1,000.00	$1,006.09	$4.04
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Consolidated Portfolio of Investments
4/30/24 (unaudited)
The Consolidated Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 79.3%
Aerospace & Defense – 0.5%
Boeing Co., 2.196%, 2/04/2026	$3,758,000	$3,505,370
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,273,000	1,246,302
		$4,751,672
Apparel Manufacturers – 0.1%
Tapestry, Inc., 7.05%, 11/27/2025	$587,000	$595,958
Tapestry, Inc., 7%, 11/27/2026	356,000	362,809
		$958,767
Asset-Backed & Securitized – 14.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.126%, 11/15/2054 (i)	$19,714,031	$907,082
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.933% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,812,000	1,779,205
ACREC 2021-FL1 Ltd., “B”, FLR, 7.233% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,406,000	1,372,821
ACREC 2021-FL1 Ltd., “C”, FLR, 7.583% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	1,129,000	1,093,909
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.68% ((SOFR - 1mo. + 0.11448%) + 2.25%), 1/15/2037 (n)	1,527,500	1,499,668
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 7.186% ((SOFR - 3mo. + 0.26161%) + 1.6%), 10/21/2028 (n)	252,269	252,688
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	19,520	19,480
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025	63,779	63,729
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	752,329	751,012
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.935% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	375,500	366,792
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.435% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	153,500	149,650
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.035% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	571,500	553,607
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.285% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	332,000	319,322
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.135% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,684,000	1,661,454
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 7.435% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,684,000	1,658,541
6

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.735% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	$1,014,000	$987,019
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.63% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,649,045
AREIT 2019-CRE3 Trust, “B”, FLR, 6.984% ((SOFR - 1mo. + 0.11448%) + 1.55%), 9/14/2036 (n)	261,600	252,897
AREIT 2019-CRE3 Trust, “C”, FLR, 7.333% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	250,500	237,826
AREIT 2022-CRE6 Trust, “C”, FLR, 7.48% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	894,000	856,524
AREIT 2022-CRE6 Trust, “D”, FLR, 8.18% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	795,500	753,436
AREIT 2022-CRE7 LLC, “B”, FLR, 8.56% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	2,563,500	2,542,190
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	520,918	522,429
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 7.236% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/20/2032 (n)	1,606,204	1,606,678
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.686% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	870,027	870,419
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 7.186% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	1,368,365	1,370,833
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 7.486% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	579,877	580,494
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.918%, 12/15/2051 (i)(n)	19,028,903	511,240
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.404%, 7/15/2054 (i)	7,288,825	457,699
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.487%, 9/15/2054 (i)	7,414,223	488,149
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.727%, 2/15/2054 (i)	11,230,762	880,723
BDS 2021-FL10 Ltd., “B”, FLR, 7.383% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	793,500	779,685
BDS 2021-FL10 Ltd., “C”, FLR, 7.733% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	577,000	563,543
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.372%, 2/15/2054 (i)	12,493,768	717,127
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.374%, 7/15/2054 (i)	14,441,835	833,019
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.382%, 8/15/2054 (i)	10,164,876	634,718
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.14%, 9/15/2054 (i)	14,769,136	700,874
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.485% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	485,000	466,676
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.485% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	339,000	332,781
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.735% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	408,500	399,462
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.83% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	3,191,940	3,173,710
7

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.38% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	$445,500	$435,222
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.63% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	719,500	695,194
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	183,434	171,518
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	46,155	43,146
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	987,000	985,832
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	118,000	117,819
BXMT 2020-FL2 Ltd., “B”, FLR, 6.831% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,492,000	1,318,580
BXMT 2020-FL2 Ltd., “A”, FLR, 6.331% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	1,171,345	1,128,805
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.73% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,601,000	2,419,855
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	560,613	544,000
CD 2017-CD4 Mortgage Trust, “XA”, 1.376%, 5/10/2050 (i)	9,349,016	254,274
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	358,250	335,794
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	113,394	104,250
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	987,621	985,291
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	1,027,449	1,031,737
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	468,865	468,002
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	1,375,961	1,368,552
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	184,026	181,521
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.751%, 11/15/2062 (i)	8,973,721	271,427
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.402%, 2/15/2054 (i)	10,840,498	698,074
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.88%, 4/15/2054 (i)	10,513,574	385,826
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.083%, 6/15/2063 (i)	11,373,548	546,034
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.144%, 6/15/2064 (i)	6,086,459	313,380
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	312,000	307,819
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	244,692
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	160,532	158,583
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	584,000	565,415
8

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	$1,292,000	$1,302,985
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	1,408,381	1,408,371
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	398,067	393,293
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 7.189% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	1,945,990	1,947,442
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	811,935	812,066
Empire District Bondco LLC, 4.943%, 1/01/2033	684,000	670,358
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	1,090,551	1,087,925
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	1,043,733	1,041,681
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	689,000	686,058
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 7.18% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	1,583,340	1,564,590
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.58% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,785,500	1,736,626
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	690,664	690,573
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.154%, 5/10/2050 (i)	10,431,994	252,328
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.224%, 8/10/2050 (i)	10,748,946	279,171
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.241%, 5/12/2053 (i)	8,625,043	453,687
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 8.04% ((SOFR - 3mo. + 0.26161%) + 2.45%), 4/15/2033 (n)	3,069,116	3,066,421
JPMorgan Chase Commercial Mortgage Securities Corp., 1.129%, 9/15/2050 (i)	10,992,570	236,355
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	392,424	391,266
LAD Auto Receivables Trust, 2023-4A, “A2”, 6.21%, 10/15/2026 (n)	663,663	664,396
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.185% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,752,500	1,733,692
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.435% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	741,000	723,534
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 7.088% ((SOFR - 3mo. + 0.26161%) + 1.5%), 4/19/2030 (n)	2,174,539	2,174,572
MF1 2020-FL4 Ltd., “B”, FLR, 8.18% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	2,437,000	2,430,749
MF1 2021-FL6 Ltd., “B”, FLR, 7.083% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	3,089,144	3,006,212
MF1 2022-FL8 Ltd., “C”, FLR, 7.518% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	907,937
MF1 2022-FL9 Ltd., “B”, FLR, 8.468% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	2,988,000	2,965,258
9

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2024-FL14 LLC, “C”, FLR, 8.607% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	$818,643	$817,279
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.403%, 5/15/2050 (i)	8,664,541	232,733
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.46%, 6/15/2050 (i)	3,823,387	93,733
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.974%, 12/15/2051 (i)	14,641,873	452,104
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.411%, 5/15/2054 (i)	9,453,005	552,699
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.319%, 6/15/2054 (i)	8,631,192	454,759
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.58% (SOFR - 30 day + 1.25%), 5/25/2027 (n)	2,109,000	2,109,546
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	2,165,321	2,148,982
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 6.38% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	1,387,000	1,392,444
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 6.43% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	956,000	963,540
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.336% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	1,427,638	1,424,257
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.936% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	1,427,638	1,413,439
OBX Trust, 2023-NQM5, “A1”, 5.988%, 12/01/2064 (n)	710,506	704,274
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	707,260	700,643
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	214,067	212,119
OCP CLO 2015-10A Ltd., “BR2”, FLR, 7.236% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/26/2034 (n)	2,250,000	2,249,977
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,819,000	1,685,147
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	1,170,000	1,139,468
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	969,000	974,725
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	2,280,000	2,278,862
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.728% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	1,609,161	1,611,837
Palmer Square Loan Funding 2023-1A Ltd., “A2”, FLR, 7.824% (SOFR - 3mo. + 2.5%), 7/20/2031 (n)	2,888,785	2,892,041
PFP III 2021-8 Ltd., “B”, FLR, 6.933% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	617,500	597,504
10

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	$248,000	$226,804
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	186,000	170,024
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 7.49% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	722,762	719,986
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.585% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	2,649,500	2,547,155
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 7.086% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	645,000	644,843
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	978,048
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 7.536% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	1,528,000	1,530,708
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.233% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	2,295,000	2,173,296
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.83% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	1,305,000	1,273,856
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.281% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,749,000	2,615,558
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.159%, 11/15/2050 (i)	6,027,280	157,868
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.039%, 12/15/2051 (i)	6,264,021	196,281
Verus Securitization Trust, 2024-3,“A2”, 6.642%, 4/25/2069 (n)	1,204,851	1,204,438
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	525,000	520,822
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.486%, 11/15/2054 (i)	6,071,030	393,054
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.18% (SOFR - 30 day + 0.85%), 6/15/2026 (n)	234,909	235,092
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	678,000	673,089
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.18% (SOFR - 30 day + 0.85%), 3/15/2027	963,383	965,318
		$129,654,696
Automotive – 1.5%
Daimler Trucks Finance North America LLC, 5.2%, 1/17/2025 (n)	$457,000	$455,007
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	2,837,000	2,818,201
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,077,000	2,076,679
LKQ Corp., 5.75%, 6/15/2028	2,196,000	2,193,821
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,276,000	1,149,557
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	878,000	867,395
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	2,014,000	1,966,253
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,359,000	1,268,530
		$12,795,443
11

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 6.412%, 3/15/2026	$564,000	$564,159
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	1,062,000	1,000,719
		$1,564,878
Brokerage & Asset Managers – 1.4%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$4,053,000	$3,842,806
Charles Schwab Corp., 5.875%, 8/24/2026	2,643,000	2,667,838
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	2,072,000	2,075,262
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	1,085,000	1,033,894
LPL Holdings, Inc., 6.75%, 11/17/2028	822,000	844,814
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,711,000	1,551,466
		$12,016,080
Business Services – 0.5%
Equinix, Inc., 1.25%, 7/15/2025	$972,000	$918,956
Global Payments, Inc., 1.2%, 3/01/2026	2,281,000	2,105,945
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,456,835
		$4,481,736
Cable TV – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$1,356,000	$1,359,336
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	3,417,000	3,398,950
		$4,758,286
Computer Software – 0.1%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,151,000	$1,146,527
Computer Software - Systems – 0.3%
VMware, Inc., 1%, 8/15/2024	$1,476,000	$1,455,054
VMware, Inc., 1.4%, 8/15/2026	1,143,000	1,039,420
		$2,494,474
Conglomerates – 0.5%
Regal Rexnord Corp., 6.05%, 2/15/2026 (n)	$2,560,000	$2,560,363
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	1,554,000	1,550,997
		$4,111,360
Consumer Products – 0.3%
Haleon UK Capital LLC, 3.125%, 3/24/2025	$2,654,000	$2,591,008
12

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$2,361,000	$2,199,368
Berry Global, Inc., 1.65%, 1/15/2027	2,847,000	2,567,316
		$4,766,684
Electronics – 0.8%
Microchip Technology, Inc., 0.983%, 9/01/2024	$3,485,000	$3,429,719
Qorvo, Inc., 1.75%, 12/15/2024	909,000	884,749
SK hynix, Inc., 6.25%, 1/17/2026 (n)	2,977,000	2,990,962
		$7,305,430
Emerging Market Quasi-Sovereign – 0.2%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$796,000	$785,887
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	1,375,000	1,330,010
		$2,115,897
Energy - Independent – 0.7%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$934,000	$927,219
Diamondback Energy, Inc., 5.15%, 1/30/2030	934,000	916,090
EQT Corp., 5.7%, 4/01/2028	1,558,000	1,552,293
Pioneer Natural Resources Co., 1.9%, 8/15/2030	3,452,000	2,832,255
		$6,227,857
Financial Institutions – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$1,438,000	$1,465,954
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	892,000	878,879
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	769,000	739,529
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,715,000	1,511,312
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,313,000	1,161,678
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	1,565,000	1,526,509
		$7,283,861
Food & Beverages – 1.0%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$2,239,000	$2,179,457
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	3,280,000	2,852,697
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	2,980,000	2,913,254
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,050,000	937,145
		$8,882,553
Gaming & Lodging – 1.1%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$2,186,000	$2,165,710
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	405,000	399,831
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,976,000	1,941,085
13

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Hyatt Hotels Corp., 5.75%, 1/30/2027	$1,067,000	$1,072,135
Las Vegas Sands Corp., 3.2%, 8/08/2024	1,270,000	1,257,763
Marriott International, Inc., 3.75%, 10/01/2025	459,000	446,720
Marriott International, Inc., 4.9%, 4/15/2029	1,307,000	1,272,127
Sands China Ltd., 4.05%, 1/08/2026	1,030,000	991,421
		$9,546,792
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$152,000	$144,749
Insurance – 0.8%
Corebridge Financial, Inc., 3.5%, 4/04/2025	$1,305,000	$1,277,575
Corebridge Financial, Inc., 3.65%, 4/05/2027	1,837,000	1,739,574
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	1,117,000	1,096,452
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	1,485,000	1,409,992
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	1,377,000	1,368,970
		$6,892,563
International Market Quasi-Sovereign – 0.2%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$2,064,000	$2,091,766
Machinery & Tools – 0.2%
Agco Co., 5.45%, 3/21/2027	$1,337,000	$1,332,398
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	420,303
		$1,752,701
Major Banks – 7.9%
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	$759,000	$735,359
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	2,856,000	2,607,582
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,494,000	3,208,884
Capital One Financial Corp., 4.166% to 5/09/2024, FLR (SOFR - 1 day + 1.37%) to 5/09/2025	2,319,000	2,318,011
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,712,000	1,663,654
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,305,000	1,342,954
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	621,000	612,415
Credit Agricole S.A., 5.335% to 1/10/2029, FLR (SOFR - 1 day + 1.69%) to 1/10/2030 (n)	3,213,000	3,154,114
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	961,000	949,014
14

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 0.898%, 5/28/2024	$694,000	$691,674
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	1,108,000	1,131,139
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	999,000	908,792
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	169,000	172,360
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	1,268,000	1,175,449
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	728,000	697,764
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	646,000	660,503
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	860,000	787,955
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	2,840,000	2,597,850
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	2,090,000	2,086,732
Huntington Bancshares, Inc., 5.699% to 11/18/2024, FLR (SOFR - 1 day + 1.215%) to 11/18/2025	1,500,000	1,491,137
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	254,000	243,331
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	449,000	450,902
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	2,090,000	1,926,432
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	2,402,000	2,349,180
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	1,997,000	1,974,781
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	1,264,000	1,235,422
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	3,118,000	2,883,159
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	2,257,000	2,212,991
PNC Bank N.A., 2.5%, 8/27/2024	1,122,000	1,110,727
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	3,959,000	3,924,154
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	806,000	785,792
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	1,077,000	1,056,530
15

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	$1,675,000	$1,593,800
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	2,295,000	2,104,805
Toronto-Dominion Bank, 5.532%, 7/17/2026	3,664,000	3,666,642
UBS Group AG, 5.711% to 1/12/2026, FLR (CMT - 1yr. + 1.55%) to 1/12/2027 (n)	1,834,000	1,829,207
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	1,237,000	1,208,481
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	428,000	456,774
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,522,000	2,405,003
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	2,599,000	2,525,211
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	3,868,000	3,650,082
		$68,586,748
Medical & Health Technology & Services – 0.6%
IQVIA Holdings, Inc., 6.25%, 2/01/2029	$598,000	$607,734
Iqvia, Inc., 5.7%, 5/15/2028	788,000	787,842
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	4,014,000	3,934,992
		$5,330,568
Metals & Mining – 0.8%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$3,218,000	$3,132,864
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	2,677,000	2,530,628
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,675,000	1,546,517
		$7,210,009
Midstream – 1.1%
DCP Midstream Operating, LP, 5.625%, 7/15/2027	$2,855,000	$2,859,511
Enbridge, Inc., 2.5%, 2/14/2025	1,757,000	1,712,351
Enbridge, Inc., 5.25%, 4/05/2027	1,976,000	1,960,747
Energy Transfer LP, 2.9%, 5/15/2025	1,027,000	998,443
Energy Transfer LP, 5.55%, 2/15/2028	916,000	915,052
Western Midstream Operating LP, 3.1%, 2/01/2025	1,082,000	1,057,586
		$9,503,690
Mortgage-Backed – 0.5%
Fannie Mae, 4.5%, 5/01/2025	$4,421	$4,383
Fannie Mae, 3%, 12/01/2031	206,120	193,191
Fannie Mae, 2%, 5/25/2044	48,510	47,756
Freddie Mac, 4%, 7/01/2025	13,068	12,919
Freddie Mac, 5.956%, 7/25/2029	767,380	769,199
16

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.693%, 4/25/2030 (i)	$6,342,076	$461,451
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,647,863	2,461,497
Freddie Mac, 2%, 7/15/2042	353,588	317,500
		$4,267,896
Municipals – 0.4%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$2,265,000	$2,167,008
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	320,000	318,204
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	250,000	241,202
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	315,000	297,495
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	331,603	323,288
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	450,000	448,383
		$3,795,580
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$4,169,000	$4,102,240
Other Banks & Diversified Financials – 1.8%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$2,632,000	$2,685,343
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	409,000	416,883
American Express Co., 2.25%, 3/04/2025	859,000	835,378
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	1,887,000	1,896,672
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	1,251,000	1,229,288
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	2,201,000	2,155,592
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	2,251,000	2,199,679
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,904,000	1,763,558
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	2,258,000	2,211,880
		$15,394,273
17

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$1,758,000	$1,753,015
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	566,000	568,722
		$2,321,737
Real Estate - Office – 0.4%
COPT Defense Property LP, REIT, 2.25%, 3/15/2026	$3,275,000	$3,069,591
COPT Defense Property LP, REIT, 2%, 1/15/2029	524,000	436,410
		$3,506,001
Real Estate - Other – 0.2%
Sun Communities Operating LP, 5.5%, 1/15/2029	$1,929,000	$1,895,667
Specialty Chemicals – 0.5%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$3,388,000	$3,171,382
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	1,129,000	990,019
		$4,161,401
Specialty Stores – 0.4%
Genuine Parts Co., 1.75%, 2/01/2025	$1,663,000	$1,612,736
Ross Stores, Inc., 0.875%, 4/15/2026	1,749,000	1,600,918
		$3,213,654
Telecommunications - Wireless – 0.9%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$492,000	$466,629
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	448,000	415,149
Rogers Communications, Inc., 3.2%, 3/15/2027	4,027,000	3,777,638
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,918,000	2,857,036
		$7,516,452
Tobacco – 0.6%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$1,251,000	$1,262,286
Philip Morris International, Inc., 5.125%, 11/15/2024	1,300,000	1,296,669
Philip Morris International, Inc., 5%, 11/17/2025	667,000	661,799
Philip Morris International, Inc., 5.125%, 11/17/2027	946,000	937,190
Philip Morris International, Inc., 4.875%, 2/15/2028	1,262,000	1,240,445
		$5,398,389
Transportation - Services – 1.4%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$2,816,000	$2,830,758
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	3,216,000	3,193,553
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	684,000	676,911
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	684,000	665,596
GXO Logistics, Inc., 6.25%, 5/06/2029 (w)	1,230,000	1,231,400
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	1,598,000	1,582,238
18

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	$1,804,000	$1,772,607
		$11,953,063
U.S. Treasury Obligations – 31.1%
U.S. Treasury Notes, 1.875%, 8/31/2024 (f)(s)	$17,444,000	$17,242,985
U.S. Treasury Notes, 0.75%, 11/15/2024 (f)(s)	13,576,000	13,246,146
U.S. Treasury Notes, 2.5%, 1/31/2025 (f)(s)	23,236,000	22,760,161
U.S. Treasury Notes, 2.875%, 4/30/2025 (f)(s)	30,264,000	29,565,623
U.S. Treasury Notes, 3.75%, 4/15/2026	16,708,000	16,307,922
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	40,206,000	39,488,260
U.S. Treasury Notes, 4.5%, 7/15/2026	57,693,000	57,086,773
U.S. Treasury Notes, 4.625%, 11/15/2026	75,958,000	75,382,381
		$271,080,251
Utilities - Electric Power – 2.7%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$722,000	$714,459
Edison International, 4.7%, 8/15/2025	1,686,000	1,660,526
Emera US Finance LP, 0.833%, 6/15/2024	1,057,000	1,049,526
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	1,536,000	1,561,752
Entergy Louisiana LLC, 0.95%, 10/01/2024	5,399,000	5,292,993
FirstEnergy Corp., 2.05%, 3/01/2025	1,473,000	1,422,691
FirstEnergy Corp., 1.6%, 1/15/2026	900,000	836,024
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	1,486,000	1,488,942
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	1,681,000	1,682,075
Pacific Gas & Electric Co., 6.1%, 1/15/2029	1,552,000	1,564,641
Pacific Gas & Electric Co., 5.55%, 5/15/2029	2,561,000	2,532,817
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	3,851,000	3,849,161
		$23,655,607
Total Bonds (Identified Cost, $703,350,225)		$691,229,006
Investment Companies (h) – 11.5%
Money Market Funds – 11.5%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $100,332,735)	100,337,959	$100,337,959
Short-Term Obligations (s)(y) – 4.4%
Federal Home Loan Bank, 0%, due 5/01/2024 (Identified Cost, $38,413,000)	$38,413,000	$38,408,218

Other Assets, Less Liabilities – 4.8%		41,957,133
Net Assets – 100.0%		$871,932,316
19

Consolidated Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts, cleared swap agreements, and uncleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $100,337,959 and $729,637,224, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $219,204,768, representing 25.1% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Note 2 of the Notes to Consolidated Financial Statements for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum. It is quoted in USD.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude. It is quoted in USD.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold. It is quoted in USD.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper. It is quoted in USD.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNITR	Bloomberg Nickel Subindex Total Return, this index is a single commodity subindex of the Bloomberg CI composed of futures contracts on Nickel. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
20

Consolidated Portfolio of Investments (unaudited) – continued
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver. It is quoted in USD.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 4/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	215	$43,571,094	June – 2024	$(414,744)
21

Consolidated Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	13,800,000	centrally cleared	4.664%/Annually	SOFR - 1 day/Annually	$241,382	$—	$241,382
Liability Derivatives
Interest Rate Swaps
10/02/26	USD	44,600,000	centrally cleared	4.697%/Annually	SOFR - 1 day/Annually	$(336,956)	$(4,021)	$(340,977)

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
5/07/24	USD	1,574,193 (Short)	Goldman Sachs International	3 month T-Bill - 0.04%	BCOMNGTR (floating rate)	$7,327	$—	$7,327
5/30/24	USD	12,063,222 (Short)	Morgan Stanley	3 month T-Bill - 0.03%	BCOMHGTR (floating rate)	50,620	—	50,620
6/14/24	USD	10,405,772 (Short)	Morgan Stanley	3 month T-Bill - 0.02%	BCOMNITR (floating rate)	43,263	—	43,263
1/21/25	USD	10,100,318 (Short)	Citibank N.A.	3 month T-Bill - 0.04%	BCOMGCTR (floating rate)	46,568	—	46,568
2/03/25	USD	12,889,026 (Short)	Morgan Stanley	3 month T-Bill - 0.05%	BCOMWHTR (floating rate)	58,148	—	58,148
2/28/25	USD	3,293,364 (Short)	Morgan Stanley	3 month T-Bill - 0.04%	BCOMNGTR (floating rate)	15,328	—	15,328
2/28/25	USD	14,754,764 (Short)	Morgan Stanley	3 month T-Bill - 0.04%	BCOMALTR (floating rate)	63,509	—	63,509
5/08/25	USD	15,235,702 (Short)	Morgan Stanley	3 month T-Bill - 0.05%	BCOMSITR (floating rate)	48,472	—	48,472
						$333,235	$—	$333,235
22

Consolidated Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements - continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Total Return Swaps
5/06/24	USD	30,550,874 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	$(145,241)	$—	$(145,241)
5/07/24	USD	30,550,874 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(144,969)	—	(144,969)
6/25/24	USD	37,684,256 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(178,442)	—	(178,442)
7/15/24	USD	94,001,252 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(446,060)	—	(446,060)
8/16/24	USD	15,695,074 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(74,479)	—	(74,479)
8/16/24	USD	30,895,879 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(146,298)	—	(146,298)
8/16/24	USD	36,094,327 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(171,276)	—	(171,276)
8/16/24	USD	37,125,594 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(176,168)	—	(176,168)
8/16/24	USD	36,094,327 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(171,276)	—	(171,276)
9/06/24	USD	7,483,561 (Long)	Merrill Lynch International	BCOMRBTR (floating rate)	3 month T-Bill + 0.075%	(36,383)	—	(36,383)
9/06/24	USD	9,965,463 (Long)	Merrill Lynch International	BCOMCOT (floating rate)	3 month T-Bill + 0.07%	(48,168)	—	(48,168)
10/18/24	USD	147,145,233 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.14%	(707,731)	—	(707,731)
12/20/24	USD	12,551,543 (Long)	Merrill Lynch International	BCOMCTTR (floating rate)	3 month T-Bill + 0.14%	(73,237)	—	(73,237)
23

Consolidated Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements - continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Total Return Swaps - continued
12/20/24	USD	113,375,661 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.13%	$(544,295)	$—	$(544,295)
1/21/25	USD	52,058,009 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(246,739)	—	(246,739)
1/21/25	USD	52,058,009 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(246,507)	—	(246,507)
1/21/25	USD	52,058,009 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(246,739)	—	(246,739)
1/23/25	USD	11,660,164 (Long)	JPMorgan Chase Bank N.A.	BCOMSBTR (floating rate)	3 month T-Bill + 0.17%	(65,669)	—	(65,669)
2/03/25	USD	11,595,355 (Long)	JPMorgan Chase Bank N.A.	BCOMCLTR (floating rate)	3 month T-Bill - 0.05%	(56,206)	—	(56,206)
2/28/25	USD	26,056,999 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(123,503)	—	(123,503)
2/28/25	USD	33,332,736 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.13%	(160,023)	—	(160,023)
2/28/25	USD	14,778,194 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(70,126)	—	(70,126)
4/17/25	USD	47,411,888 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(224,504)	—	(224,504)
5/08/25	USD	14,031,345 (Long)	Citibank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.07%	(46,494)	—	(46,494)
						$(4,550,533)	$—	$(4,550,533)
At April 30, 2024, the fund had cash collateral of $10,409,000 and other liquid securities with an aggregate value of $68,266,046 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Consolidated Statement of Assets and Liabilities are comprised of cash collateral.
24

Consolidated Portfolio of Investments (unaudited) – continued
(a)	The Merrill Lynch MLCILPRT Commodity Index, the components of which are not publicly available, seeks to provide exposure to a diversified group of commodities. Through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:

Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $147,145,233*	Notional Amount: $113,375,661*	Notional Amount: $33,332,736*
Long Futures Contracts
Soybean Oil - July 2024	2.8%	4,190,746	3,228,977	949,328
Corn - July 2024	5.2%	7,607,849	5,861,861	1,723,402
WTI - July 2024	7.6%	11,226,297	8,649,881	2,543,087
Brent - July 2024	2.1%	3,093,643	2,383,657	700,801
Brent - September 2024	5.7%	8,367,581	6,447,236	1,895,504
Cotton - July 2024	1.4%	2,128,212	1,639,791	482,103
Gold - June 2024	4.0%	5,955,982	4,589,095	1,349,206
Gold - August 2024	11.2%	16,534,430	12,739,808	3,745,537
Copper Comex - July 2024	6.0%	8,804,158	6,783,619	1,994,401
Heating Oil - July 2024	2.0%	2,949,897	2,272,901	668,238
Coffee - July 2024	3.3%	4,884,448	3,763,476	1,106,471
Kansas Wheat - July 2024	1.7%	2,549,543	1,964,427	577,547
Aluminum - July 2024	4.4%	6,503,094	5,010,645	1,473,143
Live Cattle - June 2024	0.9%	1,313,438	1,012,006	297,532
Live Cattle - August 2024	2.4%	3,573,249	2,753,195	809,446
Lean Hogs - June 2024	0.7%	964,421	743,088	218,470
Lean Hogs - July 2024	1.9%	2,728,506	2,102,319	618,087
Lead - July 2024	0.9%	1,280,904	986,939	290,162
Nickel - July 2024	2.9%	4,215,756	3,248,248	954,993
Zinc - July 2024	2.7%	3,943,993	3,038,854	893,431
Natural Gas - July 2024	6.7%	9,788,800	7,542,288	2,217,452
Gasoil - July 2024	2.7%	3,986,475	3,071,586	903,054
Soybeans - July 2024	5.1%	7,577,491	5,838,470	1,716,525
Sugar - July 2024	2.4%	3,577,209	2,756,246	810,343
Silver - July 2024	4.8%	7,092,308	5,464,635	1,606,617
Soybean Meal - July 2024	3.2%	4,673,206	3,600,714	1,058,619
25

Consolidated Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $147,145,233*	Notional Amount: $113,375,661*	Notional Amount: $33,332,736*
Wheat - July 2024	2.6%	3,824,610	2,946,868	866,387
Gasoline RBOB - July 2024	2.6%	3,808,989	2,934,833	862,848
	100%	147,145,233	113,375,661	33,332,736
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See Notes to Consolidated Financial Statements
26

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
At 4/30/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $741,763,225)	$729,637,224
Investments in affiliated issuers, at value (identified cost, $100,332,735)	100,337,959
Cash	17,908,768
Restricted cash for
Uncleared derivatives	10,409,000
Receivables for
Due from uncleared swap brokers	24,384,510
Fund shares sold	19,655
Interest	6,523,370
Uncleared swaps, at value	333,235
Other assets	1,954
Total assets	$889,555,675
Liabilities
Payables for
Distributions	$1,915
Due to uncleared swap brokers	10,218,998
Net daily variation margin on open cleared swap agreements	99,595
Net daily variation margin on open futures contracts	60,469
When-issued investments purchased	1,223,345
Fund shares reacquired	1,322,061
Uncleared swaps, at value	4,550,533
Payable to affiliates
Investment adviser	35,648
Administrative services fee	746
Shareholder servicing costs	6,583
Distribution and service fees	161
Payable for independent Trustees' compensation	2,105
Accrued expenses and other liabilities	101,200
Total liabilities	$17,623,359
Net assets	$871,932,316
Net assets consist of
Paid-in capital	$1,481,996,132
Total distributable earnings (loss)	(610,063,816)
Net assets	$871,932,316
Shares of beneficial interest outstanding	241,860,631
27

Consolidated Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$8,782,379	2,444,224	$3.59
Class B	79,841	22,270	3.59
Class C	393,807	110,319	3.57
Class I	15,881,801	4,397,554	3.61
Class R1	65,260	18,177	3.59
Class R2	310,855	86,779	3.58
Class R3	68,117	18,920	3.60
Class R4	69,096	19,174	3.60
Class R6	846,281,160	234,743,214	3.61

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $3.81 [100 / 94.25 x $3.59]. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Consolidated Financial Statements
28

Consolidated Financial Statements
Consolidated Statement of Operations
Six months ended 4/30/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$16,771,633
Dividends from affiliated issuers	2,802,831
Total investment income	$19,574,464
Expenses
Management fee	$3,080,839
Distribution and service fees	15,267
Shareholder servicing costs	16,315
Administrative services fee	63,449
Independent Trustees' compensation	7,626
Custodian fee	28,787
Shareholder communications	6,710
Audit and tax fees	49,625
Legal fees	22,409
Miscellaneous	125,252
Total expenses	$3,416,279
Reduction of expenses by investment adviser	(53,311)
Net expenses	$3,362,968
Net investment income (loss)	$16,211,496
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(955,763)
Affiliated issuers	(5,480)
Futures contracts	(107,205)
Swap agreements	(11,975,380)
Net realized gain (loss)	$(13,043,828)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$6,922,124
Affiliated issuers	(8,720)
Futures contracts	(199,746)
Swap agreements	(561,438)
Net unrealized gain (loss)	$6,152,220
Net realized and unrealized gain (loss)	$(6,891,608)
Change in net assets from operations	$9,319,888
See Notes to Consolidated Financial Statements
29

Financial Statements
Consolidated Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23
Change in net assets
From operations
Net investment income (loss)	$16,211,496	$24,925,078
Net realized gain (loss)	(13,043,828)	(57,379,659)
Net unrealized gain (loss)	6,152,220	13,678,455
Change in net assets from operations	$9,319,888	$(18,776,126)
Total distributions to shareholders	$(17,500,698)	$(165,000,992)
Change in net assets from fund share transactions	$106,540,961	$198,532,377
Total change in net assets	$98,360,151	$14,755,259
Net assets
At beginning of period	773,572,165	758,816,906
At end of period	$871,932,316	$773,572,165
See Notes to Consolidated Financial Statements
30

Financial Statements
Consolidated Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$3.64	$4.80	$7.02	$4.85	$5.32	$5.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.11	$0.02	$0.00(w)	$0.04	$0.10
Net realized and unrealized gain (loss)	(0.04)	(0.24)	0.15	2.21	(0.42)	(0.27)
Total from investment operations	$0.02	$(0.13)	$0.17	$2.21	$(0.38)	$(0.17)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(1.03)	$(2.39)	$(0.04)	$(0.09)	$(0.16)
Net asset value, end of period (x)	$3.59	$3.64	$4.80	$7.02	$4.85	$5.32
Total return (%) (r)(s)(t)(x)	0.47(n)	(3.10)	7.71	45.84	(7.24)	(2.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16(a)	1.15	1.17	1.15	1.13	1.10
Expenses after expense reductions	1.14(a)	1.14	1.15	1.14	1.12	1.09
Net investment income (loss)	3.63(a)	2.86	0.37	0.07	0.94	1.86
Portfolio turnover	23(n)	66	37	28	57	64
Net assets at end of period (000 omitted)	$8,782	$10,166	$15,080	$4,921	$1,041	$321
See Notes to Consolidated Financial Statements
31

Consolidated Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$3.61	$4.77	$6.96	$4.81	$5.28	$5.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.08	$(0.03)	$(0.04)	$0.01	$0.06
Net realized and unrealized gain (loss)	(0.03)	(0.25)	0.18	2.20	(0.43)	(0.26)
Total from investment operations	$0.02	$(0.17)	$0.15	$2.16	$(0.42)	$(0.20)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.99)	$(2.34)	$(0.01)	$(0.05)	$(0.16)
Net asset value, end of period (x)	$3.59	$3.61	$4.77	$6.96	$4.81	$5.28
Total return (%) (r)(s)(t)(x)	0.46(n)	(4.08)	7.08	44.93	(8.10)	(3.68)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.90(a)	1.90	1.91	1.89	1.87	1.84
Expenses after expense reductions	1.89(a)	1.88	1.90	1.88	1.86	1.83
Net investment income (loss)	2.89(a)	2.12	(0.50)	(0.65)	0.23	1.13
Portfolio turnover	23(n)	66	37	28	57	64
Net assets at end of period (000 omitted)	$80	$92	$112	$98	$60	$48

Class C	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$3.59	$4.73	$6.94	$4.80	$5.28	$5.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.08	$(0.03)	$(0.04)	$0.01	$0.06
Net realized and unrealized gain (loss)	(0.05)	(0.23)	0.17	2.19	(0.43)	(0.27)
Total from investment operations	$0.00	$(0.15)	$0.14	$2.15	$(0.42)	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.99)	$(2.35)	$(0.01)	$(0.06)	$(0.15)
Net asset value, end of period (x)	$3.57	$3.59	$4.73	$6.94	$4.80	$5.28
Total return (%) (r)(s)(t)(x)	0.10(n)	(3.72)	6.94	44.77	(8.07)	(3.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.91(a)	1.90	1.91	1.90	1.88	1.84
Expenses after expense reductions	1.89(a)	1.89	1.90	1.88	1.87	1.83
Net investment income (loss)	2.88(a)	2.09	(0.49)	(0.66)	0.20	1.12
Portfolio turnover	23(n)	66	37	28	57	64
Net assets at end of period (000 omitted)	$394	$514	$1,444	$1,095	$435	$93
See Notes to Consolidated Financial Statements
32

Consolidated Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$3.67	$4.83	$7.04	$4.86	$5.32	$5.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.03	$0.02	$0.06	$0.11
Net realized and unrealized gain (loss)	(0.05)	(0.24)	0.16	2.21	(0.42)	(0.26)
Total from investment operations	$0.02	$(0.12)	$0.19	$2.23	$(0.36)	$(0.15)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(1.04)	$(2.40)	$(0.05)	$(0.10)	$(0.18)
Net asset value, end of period (x)	$3.61	$3.67	$4.83	$7.04	$4.86	$5.32
Total return (%) (r)(s)(t)(x)	0.53(n)	(2.79)	8.05	46.19	(6.90)	(2.75)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91(a)	0.90	0.92	0.90	0.89	0.84
Expenses after expense reductions	0.89(a)	0.89	0.90	0.89	0.88	0.83
Net investment income (loss)	3.87(a)	3.11	0.57	0.30	1.17	2.13
Portfolio turnover	23(n)	66	37	28	57	64
Net assets at end of period (000 omitted)	$15,882	$12,576	$18,905	$6,029	$500	$135

Class R1	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$3.63	$4.78	$6.97	$4.81	$5.28	$5.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.08	$(0.03)	$(0.04)	$0.01	$0.06
Net realized and unrealized gain (loss)	(0.05)	(0.24)	0.18	2.20	(0.43)	(0.27)
Total from investment operations	$0.00	$(0.16)	$0.15	$2.16	$(0.42)	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.99)	$(2.34)	$—	$(0.05)	$(0.15)
Net asset value, end of period (x)	$3.59	$3.63	$4.78	$6.97	$4.81	$5.28
Total return (%) (r)(s)(t)(x)	0.07(n)	(3.87)	7.07	44.91	(8.08)	(3.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.90(a)	1.89	1.91	1.89	1.87	1.84
Expenses after expense reductions	1.89(a)	1.88	1.90	1.88	1.86	1.83
Net investment income (loss)	2.89(a)	2.13	(0.50)	(0.63)	0.26	1.14
Portfolio turnover	23(n)	66	37	28	57	64
Net assets at end of period (000 omitted)	$65	$65	$68	$63	$44	$48
See Notes to Consolidated Financial Statements
33

Consolidated Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$3.63	$4.80	$7.00	$4.83	$5.30	$5.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.10	$0.00(w)	$(0.01)	$0.04	$0.09
Net realized and unrealized gain (loss)	(0.05)	(0.24)	0.17	2.20	(0.44)	(0.27)
Total from investment operations	$0.01	$(0.14)	$0.17	$2.19	$(0.40)	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(1.03)	$(2.37)	$(0.02)	$(0.07)	$(0.17)
Net asset value, end of period (x)	$3.58	$3.63	$4.80	$7.00	$4.83	$5.30
Total return (%) (r)(s)(t)(x)	0.37(n)	(3.44)	7.61	45.58	(7.59)	(3.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.41(a)	1.40	1.41	1.39	1.37	1.34
Expenses after expense reductions	1.39(a)	1.39	1.40	1.38	1.36	1.33
Net investment income (loss)	3.38(a)	2.66	0.06	(0.13)	0.75	1.64
Portfolio turnover	23(n)	66	37	28	57	64
Net assets at end of period (000 omitted)	$311	$311	$134	$64	$44	$48

Class R3	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$3.65	$4.81	$7.02	$4.84	$5.31	$5.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.11	$0.01	$0.01	$0.05	$0.10
Net realized and unrealized gain (loss)	(0.04)	(0.24)	0.17	2.20	(0.43)	(0.27)
Total from investment operations	$0.02	$(0.13)	$0.18	$2.21	$(0.38)	$(0.17)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(1.03)	$(2.39)	$(0.03)	$(0.09)	$(0.17)
Net asset value, end of period (x)	$3.60	$3.65	$4.81	$7.02	$4.84	$5.31
Total return (%) (r)(s)(t)(x)	0.56(n)	(3.16)	7.75	46.03	(7.34)	(3.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.15(a)	1.14	1.16	1.14	1.12	1.09
Expenses after expense reductions	1.14(a)	1.13	1.15	1.13	1.11	1.08
Net investment income (loss)	3.63(a)	2.88	0.25	0.12	1.00	1.89
Portfolio turnover	23(n)	66	37	28	57	64
Net assets at end of period (000 omitted)	$68	$68	$70	$65	$44	$48
See Notes to Consolidated Financial Statements
34

Consolidated Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$3.66	$4.82	$7.03	$4.85	$5.32	$5.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.03	$0.02	$0.06	$0.11
Net realized and unrealized gain (loss)	(0.05)	(0.24)	0.16	2.21	(0.43)	(0.26)
Total from investment operations	$0.02	$(0.12)	$0.19	$2.23	$(0.37)	$(0.15)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(1.04)	$(2.40)	$(0.05)	$(0.10)	$(0.18)
Net asset value, end of period (x)	$3.60	$3.66	$4.82	$7.03	$4.85	$5.32
Total return (%) (r)(s)(t)(x)	0.54(n)	(2.84)	8.07	46.27	(7.09)	(2.75)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.90(a)	0.89	0.91	0.89	0.87	0.84
Expenses after expense reductions	0.89(a)	0.88	0.90	0.88	0.86	0.83
Net investment income (loss)	3.88(a)	3.12	0.50	0.37	1.25	2.14
Portfolio turnover	23(n)	66	37	28	57	64
Net assets at end of period (000 omitted)	$69	$69	$71	$65	$45	$48

Class R6	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$3.66	$4.83	$7.04	$4.86	$5.33	$5.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.03	$0.03	$0.06	$0.11
Net realized and unrealized gain (loss)	(0.04)	(0.25)	0.17	2.20	(0.43)	(0.25)
Total from investment operations	$0.03	$(0.13)	$0.20	$2.23	$(0.37)	$(0.14)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(1.04)	$(2.41)	$(0.05)	$(0.10)	$(0.18)
Net asset value, end of period (x)	$3.61	$3.66	$4.83	$7.04	$4.86	$5.33
Total return (%) (r)(s)(t)(x)	0.89(n)	(2.94)	8.24	46.24	(7.06)	(2.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.82	0.82	0.81	0.83	0.83
Expenses after expense reductions	0.81(a)	0.81	0.80	0.80	0.82	0.82
Net investment income (loss)	3.95(a)	3.20	0.54	0.46	1.28	2.15
Portfolio turnover	23(n)	66	37	28	57	64
Net assets at end of period (000 omitted)	$846,281	$749,712	$722,934	$924,441	$689,390	$625,443

See Notes to Consolidated Financial Statements
35

Consolidated Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Consolidated Financial Statements
36

Notes to Consolidated Financial Statements
(unaudited)
(1) Business and Organization
MFS Commodity Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of April 30, 2024, the Subsidiary’s net assets were $159,350,301, which represented 18.3% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
General — The preparation of Consolidated Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these Consolidated Financial Statements, management has evaluated subsequent events occurring after the date of the fund’s Consolidated Statement of Assets and Liabilities through the date that the Consolidated Financial Statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency
37

Notes to Consolidated Financial Statements (unaudited) - continued
laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending
38

Notes to Consolidated Financial Statements (unaudited) - continued
on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$271,080,251	$—	$271,080,251
Non - U.S. Sovereign Debt	—	4,207,663	—	4,207,663
Municipal Bonds	—	3,795,580	—	3,795,580
U.S. Corporate Bonds	—	166,868,973	—	166,868,973
Residential Mortgage-Backed Securities	—	10,606,904	—	10,606,904
Commercial Mortgage-Backed Securities	—	25,009,190	—	25,009,190
Asset-Backed Securities (including CDOs)	—	98,306,498	—	98,306,498
Foreign Bonds	—	111,353,947	—	111,353,947
Short-Term Securities	—	38,408,218	—	38,408,218
Mutual Funds	100,337,959	—	—	100,337,959
Total	$100,337,959	$729,637,224	$—	$829,975,183
Other Financial Instruments
Futures Contracts – Liabilities	$(414,744)	$—	$—	$(414,744)
Swap Agreements – Assets	—	574,617	—	574,617
Swap Agreements – Liabilities	—	(4,891,510)	—	(4,891,510)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate
39

Notes to Consolidated Financial Statements (unaudited) - continued
losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Consolidated Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2024 as reported in the Consolidated Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$—	$(414,744)
Interest Rate	Cleared Swap Agreements	241,382	(340,977)
Commodity	Uncleared Swap Agreements	333,235	(4,550,533)
Total		$574,617	$(5,306,254)
(a)	Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Consolidated Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Consolidated Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2024 as reported in the Consolidated Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(107,205)	$(176,559)
Commodity	—	(11,798,821)
Total	$(107,205)	$(11,975,380)
40

Notes to Consolidated Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2024 as reported in the Consolidated Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(199,746)	$(84,936)
Commodity	—	(476,502)
Total	$(199,746)	$(561,438)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Consolidated Statement of Operations.
41

Notes to Consolidated Financial Statements (unaudited) - continued
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2024:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(60,469)
Uncleared Swaps, at value	333,235	(4,550,533)
Cleared Swap Agreements (a)	—	(99,595)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Consolidated Statement of Assets & Liabilities	$333,235	$(4,710,597)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	—	(160,064)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$333,235	$(4,550,533)
(a)	The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the fund's Consolidated Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund's Consolidated Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2024:
		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Citibank N.A.	$46,568	$(46,568)	$—	$—	$—
Goldman Sachs International	7,327	(7,327)	—	—	—
Morgan Stanley	279,340	—	—	—	279,340
Total	$333,235	$(53,895)	$—	$—	$279,340
42

Notes to Consolidated Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2024:
		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Citibank N.A.	$(416,736)	$46,568	$—	$370,168	$—
Goldman Sachs International	(1,191,372)	7,327	—	1,184,045	—
JPMorgan Chase Bank N.A.	(755,257)	—	—	755,257	—
Merrill Lynch International	(2,187,168)	—	—	2,187,168	—
Total	$(4,550,533)	$53,895	$—	$4,496,638	$—
(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
43

Notes to Consolidated Financial Statements (unaudited) - continued
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. On a monthly basis, the change in the total return of the index is measured to determine the monthly payment due to or from the counterparty. These payments are included in “Due from uncleared swap brokers” or “Due to uncleared swap brokers” in the Consolidated Statement of Assets and Liabilities. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.
44

Notes to Consolidated Financial Statements (unaudited) - continued
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
45

Notes to Consolidated Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Consolidated Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Consolidated Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Consolidated Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result,
46

Notes to Consolidated Financial Statements (unaudited) - continued
no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to treating the Subsidiary as a separate holding for tax purposes instead of a consolidated entity and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$165,000,992
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/24
Cost of investments	$847,175,238
Gross appreciation	463,729
Gross depreciation	(17,663,784)
Net unrealized appreciation (depreciation)	$(17,200,055)
As of 10/31/23
Undistributed ordinary income	13,239,798
Capital loss carryforwards	(115,537,090)
Other temporary differences	(152,161,582)
Net unrealized appreciation (depreciation)	(347,424,132)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
47

Notes to Consolidated Financial Statements (unaudited) - continued
As of October 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(84,898,325)
Long-Term	(30,638,765)
Total	$(115,537,090)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Consolidated Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/24	Year ended 10/31/23
Class A	$174,563	$3,159,611
Class B	891	24,490
Class C	3,251	293,180
Class I	298,524	3,742,535
Class R1	746	14,035
Class R2	5,123	34,196
Class R3	1,269	14,937
Class R4	1,452	15,247
Class R6	17,014,879	157,702,761
Total	$17,500,698	$165,000,992
(3) Transactions with Affiliates
Investment Adviser — The fund and the Subsidiary have investment advisory agreements with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
The Subsidiary does not pay a management fee to MFS.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2025. For the six months ended April 30, 2024, this management fee reduction amounted to $53,311, which is
48

Notes to Consolidated Financial Statements (unaudited) - continued
included in the reduction of total expenses in the Consolidated Statement of Operations. The management fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,469 for the six months ended April 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 11,428
Class B	0.75%	0.25%	1.00%	1.00%	416
Class C	0.75%	0.25%	1.00%	1.00%	2,273
Class R1	0.75%	0.25%	1.00%	1.00%	317
Class R2	0.25%	0.25%	0.50%	0.50%	750
Class R3	—	0.25%	0.25%	0.25%	83
Total Distribution and Service Fees					$15,267
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the six months ended April 30, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
49

Notes to Consolidated Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2024, were as follows:
Amount
Class A	$120
Class B	—
Class C	36
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2024, the fee was $3,654, which equated to 0.0009% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $12,661.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.0154% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At April 30, 2024, MFS held approximately 82% of the outstanding shares of Class B, and 100% of the outstanding shares of Class R1, Class R3, and Class R4.
50

Notes to Consolidated Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended April 30, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$130,556,063	$61,831,964
Non-U.S. Government securities	75,338,144	70,481,614
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	372,671	$1,309,201	1,203,685	$4,624,048
Class B	1	—	4,689	19,025
Class C	12,495	43,484	30,222	112,335
Class I	1,316,375	4,642,431	1,941,886	7,321,849
Class R2	5,764	20,270	57,069	212,343
Class R4	(1)	—	—	—
Class R6	32,976,027	116,030,993	39,844,638	144,923,413
	34,683,332	$122,046,379	43,082,189	$157,213,013
Shares issued to shareholders in reinvestment of distributions
Class A	50,018	$174,563	851,614	$3,159,487
Class B	255	891	6,601	24,490
Class C	934	3,251	79,418	292,259
Class I	85,050	298,524	1,003,361	3,742,535
Class R1	213	746	3,773	14,035
Class R2	1,472	5,123	9,217	34,196
Class R3	363	1,269	4,015	14,937
Class R4	415	1,452	4,099	15,247
Class R6	4,861,394	17,014,879	42,393,215	157,702,761
	5,000,114	$17,500,698	44,355,313	$164,999,947
51

Notes to Consolidated Financial Statements (unaudited) - continued
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(771,691)	$(2,711,115)	(2,401,508)	$(8,934,408)
Class B	(3,343)	(11,547)	(9,335)	(34,355)
Class C	(46,427)	(161,584)	(271,413)	(988,691)
Class I	(434,457)	(1,547,683)	(3,427,526)	(13,194,326)
Class R2	(6,075)	(21,526)	(8,508)	(30,343)
Class R6	(7,875,740)	(28,552,661)	(27,182,800)	(100,498,460)
	(9,137,733)	$(33,006,116)	(33,301,090)	$(123,680,583)
Net change
Class A	(349,002)	$(1,227,351)	(346,209)	$(1,150,873)
Class B	(3,087)	(10,656)	1,955	9,160
Class C	(32,998)	(114,849)	(161,773)	(584,097)
Class I	966,968	3,393,272	(482,279)	(2,129,942)
Class R1	213	746	3,773	14,035
Class R2	1,161	3,867	57,778	216,196
Class R3	363	1,269	4,015	14,937
Class R4	414	1,452	4,099	15,247
Class R6	29,961,681	104,493,211	55,055,053	202,127,714
	30,545,713	$106,540,961	54,136,412	$198,532,377
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 30%, 22%, 16%, 8%, 4%, 3%, 3%, 2%, 2%, 2%, and 1% of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs.
52

Notes to Consolidated Financial Statements (unaudited) - continued
Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2024, the fund’s commitment fee and interest expense were $2,024 and $0, respectively, and are included in “Miscellaneous” expense in the Consolidated Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$83,594,006	$220,054,054	$203,295,901	$(5,480)	$(8,720)	$100,337,959

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,802,831	$—
53

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
54

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Shareholder Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
55

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
April 30, 2024
MFS®  Global Alternative
Strategy Fund
DTR-SEM

MFS® Global Alternative
Strategy Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.9%	50.6%	(10.5)%	55.0%
	Asia/Pacific ex-Japan	0.5%	4.9%	0.0%	5.4%
	North America ex-U.S.	1.2%	1.1%	0.0%	2.3%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Japan	0.5%	0.0%	(2.7)%	(2.2)%
	United Kingdom	0.8%	0.0%	(4.2)%	(3.4)%
	Europe ex-U.K.	2.1%	0.0%	(8.5)%	(6.4)%
Equity	Europe ex-U.K.	11.3%	10.2%	(3.2)%	18.3%
	Japan	4.1%	0.3%	0.0%	4.4%
	Emerging Markets	2.3%	6.6%	(4.9)%	4.0%
	U.S. Large Cap	29.5%	0.5%	(26.5)%	3.5%
	United Kingdom	2.6%	0.0%	(1.2)%	1.4%
	U.S Small/Mid Cap	19.8%	0.0%	(18.7)%	1.1%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	North America ex-U.S.	2.0%	0.0%	(2.3)%	(0.3)%
	Asia/Pacific ex-Japan	1.5%	0.3%	(4.2)%	(2.4)%
Cash	Cash & Cash Equivalents (d)				6.2%
	Other (e)				12.8%
Top ten holdings (c)
USD Interest Rate Swap, Receive 4.423% - JUN 2026	31.1%
USD Interest Rate Swap, Receive 4.009% - JUN 2029	12.9%
U.S. Treasury Note 10 yr Future - JUN 2024	6.7%
Australian Bond 10 yr Future - JUN 2024	4.9%
Long Gilt 10 yr Future - JUN 2024	(4.2)%
USD Interest Rate Swap, Payer 3.906% - JUN 2034	(7.2)%
S&P MidCap 400 Index Future - JUN 2024	(8.0)%
Euro-Bund 10 yr Future - JUN 2024	(8.5)%
Russell 2000 Index Future - JUN 2024	(10.8)%
S&P 500 E-Mini Index Future - JUN 2024	(24.8)%

Portfolio Composition - continued
(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward foreign currency exchange contracts.
Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2023 through April 30, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	1.35%	$1,000.00	$1,104.49	$7.06
	Hypothetical (h)	1.35%	$1,000.00	$1,018.15	$6.77
B	Actual	2.10%	$1,000.00	$1,101.16	$10.97
	Hypothetical (h)	2.10%	$1,000.00	$1,014.42	$10.52
C	Actual	2.10%	$1,000.00	$1,100.80	$10.97
	Hypothetical (h)	2.10%	$1,000.00	$1,014.42	$10.52
I	Actual	1.10%	$1,000.00	$1,106.07	$5.76
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
R1	Actual	2.10%	$1,000.00	$1,100.49	$10.97
	Hypothetical (h)	2.10%	$1,000.00	$1,014.42	$10.52
R2	Actual	1.60%	$1,000.00	$1,103.06	$8.37
	Hypothetical (h)	1.60%	$1,000.00	$1,016.91	$8.02
R3	Actual	1.35%	$1,000.00	$1,105.07	$7.07
	Hypothetical (h)	1.35%	$1,000.00	$1,018.15	$6.77
R4	Actual	1.10%	$1,000.00	$1,105.73	$5.76
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
R6	Actual	1.01%	$1,000.00	$1,105.71	$5.29
	Hypothetical (h)	1.01%	$1,000.00	$1,019.84	$5.07
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.05% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Portfolio of Investments
4/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 73.2%
Aerospace & Defense – 1.4%
AeroVironment, Inc. (a)	129	$20,613
Boeing Co. (a)	1,318	221,213
CACI International, Inc., “A” (a)	308	123,887
General Dynamics Corp.	632	181,441
Honeywell International, Inc.	134	25,826
Howmet Aerospace, Inc.	3,683	245,840
KBR, Inc.	2,567	166,701
L3Harris Technologies, Inc.	182	38,957
Leidos Holdings, Inc.	682	95,630
Loar Holdings, Inc. (a)	90	4,709
Moog, Inc., “A”	196	31,178
MTU Aero Engines Holding AG	496	119,946
Northrop Grumman Corp.	578	280,347
Singapore Technologies Engineering Ltd.	30,900	90,705
Textron, Inc.	1,571	132,891
Thales S.A.	287	48,271
TransDigm Group, Inc.	60	74,882
		$1,903,037
Airlines – 0.1%
Alaska Air Group, Inc. (a)	392	$16,864
Delta Air Lines, Inc.	802	40,156
Ryanair Holdings PLC, ADR	296	40,315
Vontier Corp.	740	30,066
		$127,401
Alcoholic Beverages – 1.0%
Carlsberg Group	429	$57,838
China Resources Beer Holdings Co. Ltd.	12,000	54,925
Constellation Brands, Inc., “A”	81	20,530
Diageo PLC	6,873	237,005
Heineken N.V.	4,465	435,049
Kirin Holdings Co. Ltd.	2,700	39,339
Pernod Ricard S.A.	3,267	493,335
		$1,338,021
Apparel Manufacturers – 1.0%
Burberry Group PLC	1,174	$16,877
Canada Goose Holdings, Inc. (a)(l)	2,249	25,391
Compagnie Financiere Richemont S.A.	1,502	207,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Apparel Manufacturers – continued
Deckers Outdoor Corp. (a)	28	$22,917
LVMH Moet Hennessy Louis Vuitton SE	926	745,408
NIKE, Inc., “B”	483	44,562
PVH Corp.	1,267	137,850
Skechers USA, Inc., “A” (a)	2,137	141,149
Under Amour, Inc., “C” (a)	3,809	24,835
VF Corp.	760	9,470
		$1,376,309
Automotive – 0.6%
Allison Transmission Holdings, Inc.	696	$51,191
Aptiv PLC (a)	693	49,203
Bridgestone Corp.	1,000	44,137
Compagnie Generale des Etablissements Michelin	1,210	46,493
Copart, Inc. (a)	3,147	170,914
DENSO Corp.	3,900	66,294
Lear Corp.	288	36,250
LKQ Corp.	2,365	102,002
Niterra Co. Ltd.	3,300	107,821
Stanley Electric Co. Ltd.	2,200	38,845
Visteon Corp. (a)	811	89,721
		$802,871
Biotechnology – 0.4%
Adaptive Biotechnologies Corp. (a)	3,934	$10,307
BioAtla, Inc. (a)	679	1,531
Biogen, Inc. (a)	845	181,523
BridgeBio Pharma, Inc. (a)	511	13,092
CG Oncology, Inc. (a)(l)	299	12,017
CSL Ltd.	411	73,468
Gilead Sciences, Inc.	2,645	172,454
Immunocore Holdings PLC, ADR (a)	445	26,291
Lyell Immunopharma, Inc. (a)	1,350	2,930
MaxCyte, Inc. (a)	2,924	10,614
Oxford Nanopore Technologies PLC (a)	5,837	7,173
Prelude Therapeutics, Inc. (a)	655	2,469
		$513,869
Broadcasting – 0.3%
Netflix, Inc. (a)	401	$220,807
Nippon Television Holdings, Inc.	4,100	59,636
Omnicom Group, Inc.	1,356	125,891

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Broadcasting – continued
Walt Disney Co.	439	$48,773
		$455,107
Brokerage & Asset Managers – 2.0%
Ares Management Co.	721	$95,958
Bank of New York Mellon Corp.	4,374	247,087
Bolsa Mexicana de Valores S.A. de C.V.	31,700	59,548
Cboe Global Markets, Inc.	126	22,825
Charles Schwab Corp.	571	42,225
Citigroup, Inc.	15,455	947,855
CME Group, Inc.	161	33,752
Computershare Ltd.	6,782	119,190
Deutsche Boerse AG	986	190,346
Euronext N.V.	1,165	104,732
Evercore Partners, Inc.	258	46,827
GCM Grosvenor, Inc., “A”	4,224	39,875
Hamilton Lane, Inc., “A”	357	39,884
Hong Kong Exchanges & Clearing Ltd.	1,300	41,298
KKR & Co., Inc.	1,063	98,933
London Stock Exchange Group PLC	714	78,669
NASDAQ, Inc. (f)	3,718	222,522
Pinnacle Investment Management Group Ltd.	3,841	27,721
Raymond James Financial, Inc.	487	59,414
TMX Group Ltd.	3,458	91,559
TPG, Inc.	948	40,859
WisdomTree Investments, Inc.	5,561	49,493
		$2,700,572
Business Services – 1.9%
Accenture PLC, “A”	1,805	$543,142
Bunzl PLC	1,447	55,340
CoStar Group, Inc. (a)	3,516	321,819
Endava PLC, ADR (a)	425	12,325
ExlService Holdings, Inc. (a)	1,393	40,397
Experian PLC	2,994	120,784
Fidelity National Information Services, Inc.	543	36,881
Fiserv, Inc. (a)	138	21,068
Global Payments, Inc.	328	40,268
Intertek Group PLC	1,693	103,924
Morningstar, Inc.	275	77,729
MSCI, Inc.	484	225,442
Nomura Research Institute Ltd.	1,597	38,655
NS Solutions Corp.	2,200	71,654
Remitly Global, Inc. (a)	2,299	40,991

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Secom Co. Ltd.	300	$20,886
SGS S.A.	1,349	118,956
Thoughtworks Holding, Inc. (a)	10,583	24,553
TransUnion	671	48,983
TriNet Group, Inc.	524	52,594
Tyler Technologies, Inc. (a)	244	112,618
UL Solutions, Inc. (a)	1,881	66,023
Verisk Analytics, Inc., “A”	1,482	323,017
WNS (Holdings) Ltd. (a)	355	14,878
		$2,532,927
Cable TV – 0.0%
Cable One, Inc.	52	$20,480
Chemicals – 0.2%
Avient Corp.	1,083	$45,941
Eastman Chemical Co.	555	52,414
Element Solutions, Inc.	1,899	43,924
IMCD Group N.V.	394	59,813
		$202,092
Computer Software – 5.3%
ACI Worldwide, Inc. (a)	1,731	$59,027
Adobe Systems, Inc. (a)	578	267,516
Alkami Technology, Inc. (a)	1,790	43,085
Altair Engineering, Inc., “A” (a)	366	29,445
ANSYS, Inc. (a)	131	42,559
Autodesk, Inc. (a)	573	121,963
AvidXchange Holdings, Inc. (a)	2,102	24,509
Cadence Design Systems, Inc. (a)(f)	3,282	904,618
Check Point Software Technologies Ltd. (a)	141	21,068
Computer Modelling Group Ltd. (l)	21,183	168,953
Dassault Systemes SE	4,843	189,680
Definitive Healthcare Corp. (a)	3,980	27,621
DoubleVerify Holdings, Inc. (a)	2,446	71,668
Dun & Bradstreet Holdings, Inc.	6,212	56,529
Intuit, Inc. (f)	203	127,001
Kinaxis, Inc. (a)	1,322	140,771
Microsoft Corp. (f)	7,023	2,734,265
Nutanix, Inc. (a)	7,345	445,842
OBIC Co. Ltd.	900	116,184
PagerDuty, Inc. (a)	2,690	53,692
Procore Technologies, Inc. (a)	670	45,841
RingCentral, Inc. (a)	3,672	108,765

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Sabre Corp. (a)	6,220	$17,851
Salesforce, Inc.	261	70,193
SAP SE	3,956	716,447
Synopsys, Inc. (a)	650	344,884
Wisetech Global Ltd.	1,872	110,520
Zeta Global Holdings Corp. (a)	4,556	56,312
		$7,116,809
Computer Software - Systems – 3.7%
Alten S.A.	527	$62,055
Amadeus IT Group S.A.	8,971	569,202
Apple, Inc. (f)(s)	11,480	1,955,388
Cancom SE	1,618	50,489
Capgemini	1,155	242,661
Constellation Software, Inc.	112	288,352
Five9, Inc. (a)	1,165	67,069
Fujitsu Ltd.	3,000	46,112
Guidewire Software, Inc. (a)	443	48,907
Hitachi Ltd.	9,400	865,567
HubSpot, Inc. (a)	27	16,332
Q2 Holdings, Inc. (a)	1,185	60,897
Rapid7, Inc. (a)	898	40,230
Samsung Electronics Co. Ltd.	4,363	241,484
ServiceNow, Inc. (a)	251	174,026
Softchoice Corp.	1,976	25,492
Venture Corp. Ltd.	5,500	58,366
Verint Systems, Inc. (a)	953	28,857
Workday, Inc. (a)	129	31,570
Zebra Technologies Corp., “A” (a)	139	43,724
		$4,916,780
Conglomerates – 0.1%
Ansell Ltd.	4,728	$78,122
Construction – 1.4%
Allegion PLC	291	$35,374
Apartment Income Corp., REIT	413	15,851
AZEK Co., Inc. (a)	833	38,018
Compagnie de Saint-Gobain S.A.	2,925	230,666
CRH PLC	3,341	258,660
Essex Property Trust, Inc., REIT	146	35,953
Masco Corp.	2,278	155,929
Mid-America Apartment Communities, Inc., REIT	261	33,930
Sherwin-Williams Co.	88	26,366

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Smith Douglas Homes Corp. (a)	349	$10,145
Stanley Black & Decker, Inc.	309	28,243
Summit Materials, Inc., “A” (a)	2,625	102,112
Sun Communities, Inc., REIT	320	35,622
Techtronic Industries Co. Ltd.	5,000	69,510
Toll Brothers, Inc.	2,491	296,703
Vulcan Materials Co.	1,682	433,334
		$1,806,416
Consumer Products – 1.6%
Church & Dwight Co., Inc.	729	$78,652
Colgate-Palmolive Co. (f)	4,154	381,836
e.l.f. Beauty, Inc. (a)	162	26,330
Estée Lauder Cos., Inc., “A”	513	75,262
Helen of Troy Ltd. (a)	297	27,535
International Flavors & Fragrances, Inc.	557	47,150
Kao Corp.	1,200	49,536
Kenvue, Inc.	14,089	265,155
Kimberly-Clark Corp.	3,442	469,936
Kobayashi Pharmaceutical Co. Ltd.	2,500	88,704
Newell Brands, Inc.	5,574	44,258
Prestige Consumer Healthcare, Inc. (a)	705	50,591
Reckitt Benckiser Group PLC	8,330	465,063
		$2,070,008
Consumer Services – 0.7%
Asante, Inc. (l)	3,300	$34,524
Avis Budget Group, Inc. (l)	127	12,122
Booking Holdings, Inc.	154	531,613
Boyd Group Services, Inc.	212	39,644
Bright Horizons Family Solutions, Inc. (a)	1,033	107,132
Carsales.com Ltd.	993	21,562
European Wax Center, Inc., “A” (a)	3,601	42,348
Grand Canyon Education, Inc. (a)	265	34,455
Meitec Group Holdings, Inc.	3,500	65,197
Persol Holdings Co. Ltd.	10,600	14,680
Seek Ltd.	965	14,965
		$918,242
Containers – 0.6%
Ardagh Metal Packaging S.A.	4,769	$18,838
Avery Dennison Corp.	174	37,807
Crown Holdings, Inc.	378	31,023
Graphic Packaging Holding Co.	2,978	76,981

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – continued
Owens Corning	2,740	$460,895
Silgan Holdings, Inc.	865	40,361
Verallia	1,489	57,345
WestRock Co.	766	36,737
		$759,987
Electrical Equipment – 2.3%
AMETEK, Inc.	2,004	$350,019
Berry Global, Inc.	1,245	70,517
Johnson Controls International PLC	1,189	77,368
Legrand S.A.	2,612	268,485
Littlefuse, Inc.	164	37,825
Mitsubishi Electric Corp.	22,900	400,140
nVent Electric PLC	2,833	204,174
Schneider Electric SE	6,686	1,522,695
Sensata Technologies Holding PLC	676	25,897
TE Connectivity Ltd.	404	57,158
TriMas Corp.	1,012	26,302
		$3,040,580
Electronics – 5.3%
Advanced Energy Industries, Inc.	516	$49,454
Allegro MicroSystems, Inc. (a)	1,103	32,748
Analog Devices, Inc.	2,769	555,489
Applied Materials, Inc. (f)	4,142	822,808
ASM International N.V.	518	323,392
ASM Pacific Technology Ltd.	4,300	53,590
ASML Holding N.V.	97	84,547
ASML Holding N.V., ADR	284	247,782
Astera Labs, Inc. (a)(l)	104	8,815
Axcelis Technologies, Inc. (a)	179	18,530
Cohu, Inc. (a)	716	21,709
Corning, Inc.	1,102	36,785
Flex Ltd. (a)	1,860	53,289
Formfactor, Inc. (a)	1,403	62,560
Intel Corp.	2,393	72,915
KLA Corp.	86	59,279
Lam Research Corp.	608	543,801
Marvell Technology, Inc.	1,231	81,135
Melexis N.V.	273	22,652
Monolithic Power Systems, Inc.	360	240,959
Nova Ltd. (a)	221	37,548
NVIDIA Corp. (f)	2,598	2,244,724
NXP Semiconductors N.V.	517	132,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
ON Semiconductor Corp. (a)	447	$31,362
Onto Innovation, Inc. (a)	394	73,083
Plexus Corp. (a)	361	36,465
Renesas Electronics Co.	3,600	59,317
Silicon Motion Technology Corp., ADR	820	60,524
Skyworks Solutions, Inc.	262	27,927
Taiwan Semiconductor Manufacturing Co. Ltd.	3,654	88,045
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,098	837,499
		$7,021,183
Energy - Independent – 2.2%
Antero Resources Corp. (a)	2,570	$87,406
Chesapeake Energy Corp. (l)	492	44,221
CNX Resources Corp. (a)	493	11,595
ConocoPhillips (s)	2,482	311,789
Diamondback Energy, Inc.	995	200,124
Hess Corp.	231	36,380
Marathon Petroleum Corp.	1,437	261,132
Matador Resources Co.	1,641	102,234
Permian Resources Corp.	7,723	129,360
Phillips 66	1,656	237,156
Pioneer Natural Resources Co.	1,436	386,744
Reliance Industries Ltd.	11,317	396,321
Valero Energy Corp.	2,139	341,962
Viper Energy, Inc.	1,956	74,641
Woodside Energy Group Ltd.	14,379	259,057
		$2,880,122
Energy - Integrated – 0.8%
Aker BP ASA	5,329	$129,298
Eni S.p.A.	3,904	62,677
Exxon Mobil Corp. (f)	1,583	187,222
Galp Energia SGPS S.A., “B”	4,067	86,960
TotalEnergies SE	8,288	601,980
		$1,068,137
Energy - Renewables – 0.0%
AES Corp.	1,823	$32,632
GE Vernova, Inc. (a)	119	18,291
		$50,923

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.5%
Centuri Holdings, Inc. (a)	1,100	$27,225
Comfort Systems USA, Inc.	232	71,783
Corporacion Inmobiliaria Vesta S.A.B. de C.V., ADR	640	22,727
EMCOR Group, Inc.	355	126,795
Jacobs Solutions, Inc.	748	107,361
Prologis Property Mexico S.A. de C.V., REIT	15,435	60,872
Quanta Services, Inc.	148	38,267
Taisei Corp.	5,300	193,609
TopBuild Corp. (a)	166	67,175
		$715,814
Entertainment – 0.2%
CTS Eventim AG	933	$82,842
Spotify Technology S.A. (a)	771	216,219
Vivid Seats, Inc., “A” (a)	4,002	21,051
		$320,112
Food & Beverages – 2.1%
Britvic PLC	5,998	$66,291
Chocoladefabriken Lindt & Sprungli AG	15	173,130
Coca-Cola Co.	3,230	199,517
Coca-Cola Europacific Partners PLC	538	38,747
Duckhorn Portfolio, Inc. (a)	4,308	36,489
General Mills, Inc.	2,697	190,031
Ingredion, Inc.	2,040	233,764
Mondelez International, Inc.	381	27,409
Morinaga & Co. Ltd.	4,700	76,053
Nestle S.A.	6,549	656,859
Nestle S.A., ADR	2,423	243,754
Nomad Foods Ltd.	3,504	63,282
Novozymes A/S	2,430	134,870
Oatly Group AB, ADR (a)(l)	8,546	9,828
PepsiCo, Inc.	1,524	268,087
S Foods, Inc.	3,300	63,494
Toyo Suisan Kaisha Ltd.	5,000	311,987
WK Kellogg Co.	1,266	29,548
		$2,823,140
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	1,357	$27,683
JM Holdings Co. Ltd.	4,700	78,823
Kroger Co. (f)	3,260	180,539
Patlac Corp.	2,000	60,425
Seven & I Holdings Co. Ltd.	2,100	27,114

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – continued
Sundrug Co. Ltd.	3,300	$96,040
		$470,624
Forest & Paper Products – 0.0%
Suzano Papel e Celulose S.A., ADR	4,829	$54,278
Furniture & Appliances – 0.1%
Howden Joinery Group PLC	6,074	$65,979
Gaming & Lodging – 1.0%
Aristocrat Leisure Ltd.	1,565	$40,093
DraftKings, Inc. (a)	2,059	85,572
Flutter Entertainment PLC (a)	1,215	224,329
Genius Sports Ltd. (a)	6,677	33,652
Host Hotels & Resorts, Inc., REIT	9,416	177,680
Hyatt Hotels Corp.	904	134,506
International Game Technology PLC	2,435	48,067
Marriott International, Inc., “A”	1,125	265,646
Royal Caribbean Cruises Ltd. (a)	911	127,203
Ryman Hospitality Properties, Inc., REIT	1,627	171,616
Sands China Ltd. (a)	7,600	18,005
VICI Properties, Inc., REIT	1,549	44,224
Whitbread PLC	636	24,967
		$1,395,560
General Merchandise – 0.2%
Dollar General Corp.	215	$29,926
Dollarama, Inc.	1,971	164,421
Five Below, Inc. (a)	303	44,341
Ollie's Bargain Outlet Holdings, Inc. (a)	667	48,784
		$287,472
Health Maintenance Organizations – 0.7%
Cigna Group (f)	2,498	$891,886
Humana, Inc.	61	18,427
		$910,313
Industrial – 0.0%
Atmus Filtration Technologies, Inc. (a)	1,085	$32,865
Insurance – 3.9%
AIA Group Ltd.	56,000	$410,647
American International Group, Inc.	639	48,123
Ameriprise Financial, Inc.	1,897	781,166
Aon PLC	1,450	408,914

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Arthur J. Gallagher & Co.	972	$228,119
Assurant, Inc.	473	82,491
Beazley PLC	29,723	245,641
Chubb Ltd.	204	50,722
CNO Financial Group, Inc.	1,422	37,441
Corebridge Financial, Inc.	17,161	455,796
Equitable Holdings, Inc.	21,238	783,895
Everest Group Ltd.	85	31,145
Hanover Insurance Group, Inc.	496	64,391
Hartford Financial Services Group, Inc.	845	81,872
Hiscox Ltd.	2,433	37,394
Kemper Corp.	275	16,035
Marsh & McLennan Cos., Inc.	1,495	298,148
MetLife, Inc. (f)	2,285	162,418
Progressive Corp.	2,575	536,244
Reinsurance Group of America, Inc.	834	155,950
Selective Insurance Group, Inc.	323	32,833
Steadfast Group Ltd.	17,447	63,812
Voya Financial, Inc.	569	38,783
Willis Towers Watson PLC	379	95,182
Zurich Insurance Group AG	147	70,749
		$5,217,911
Internet – 3.1%
Alphabet, Inc., “A” (f)(s)	6,676	$1,086,719
Alphabet, Inc., “C”	5,289	870,781
Gartner, Inc. (a)	416	171,638
M3, Inc.	12,000	126,661
MakeMyTrip Ltd. (a)	773	51,180
Meta Platforms, Inc., “A” (f)	3,837	1,650,562
NAVER Corp.	1,025	134,945
		$4,092,486
Leisure & Toys – 0.6%
Brunswick Corp.	1,219	$98,300
Corsair Gaming, Inc. (a)	2,287	25,386
Electronic Arts, Inc.	379	48,065
Funko, Inc., “A” (a)	2,831	17,241
Hasbro, Inc.	529	32,428
Mattel, Inc. (a)	1,589	29,110
Take-Two Interactive Software, Inc. (a)	864	123,388
Tencent Holdings Ltd.	6,500	285,778
VTech Holdings Ltd.	14,700	84,958

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – continued
Yamaha Corp.	600	$12,650
		$757,304
Machinery & Tools – 2.6%
AGCO Corp. (f)	1,862	$212,622
Assa Abloy AB (l)	12,174	324,188
Azbil Corp.	2,000	55,872
Crane Co.	609	85,266
Daikin Industries Ltd.	500	67,859
Eaton Corp. PLC	1,117	355,496
ESAB Corp.	404	42,776
Flowserve Corp.	806	38,011
GEA Group AG	10,376	419,677
Hayward Holdings, Inc. (a)	2,783	37,793
Illinois Tool Works, Inc.	825	201,391
IMI PLC	7,144	155,342
Ingersoll Rand, Inc.	1,179	110,024
ITT, Inc.	531	68,680
Nordson Corp.	23	5,938
PACCAR, Inc.	286	30,347
Pentair PLC	347	27,444
RB Global, Inc.	1,161	83,104
RB Global, Inc.	5,394	385,943
Regal Rexnord Corp.	591	95,370
SIG Combibloc Group AG	4,029	80,519
SMC Corp.	200	105,192
Spirax-Sarco Engineering PLC	1,218	134,250
Timken Co.	423	37,740
Toyota Industries Corp.	700	66,046
Wabtec Corp.	1,695	273,031
Weir Group PLC	1,519	38,631
		$3,538,552
Major Banks – 2.5%
Bank of America Corp.	2,072	$76,685
Bank of Ireland Group PLC	29,402	313,384
BNP Paribas S.A.	1,528	109,274
DBS Group Holdings Ltd.	10,210	261,037
JPMorgan Chase & Co.	3,738	716,724
Mitsubishi UFJ Financial Group, Inc.	7,400	73,656
Morgan Stanley	3,349	304,223
NatWest Group PLC	106,081	399,536
PNC Financial Services Group, Inc.	248	38,008
Regions Financial Corp.	1,969	37,943

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Resona Holdings, Inc.	43,600	$275,790
State Street Corp.	2,914	211,236
UBS Group AG	2,661	69,619
Wells Fargo & Co.	7,638	453,086
		$3,340,201
Medical & Health Technology & Services – 1.7%
Cardinal Health, Inc.	3,077	$317,054
Cencora, Inc.	300	71,715
Certara, Inc. (a)	3,157	54,016
Encompass Health Corp.	390	32,518
HealthEquity, Inc. (a)	425	33,537
ICON PLC (a)	883	263,028
IDEXX Laboratories, Inc. (a)	172	84,755
IQVIA Holdings, Inc. (a)	856	198,395
Laboratory Corp. of America Holdings	128	25,775
McKesson Corp. (f)	1,971	1,058,841
Schrodinger, Inc. (a)	1,115	27,184
Universal Health Services, Inc.	310	52,833
Veeva Systems, Inc. (a)	485	96,302
		$2,315,953
Medical Equipment – 2.2%
Agilent Technologies, Inc.	1,340	$183,634
Align Technology, Inc. (a)	174	49,134
Becton, Dickinson and Co.	128	30,029
Bio-Techne Corp.	787	49,746
Boston Scientific Corp. (a)	3,513	252,479
Bruker BioSciences Corp.	1,345	104,923
ConvaTec Group PLC	13,661	42,675
CryoPort, Inc. (a)	2,289	37,059
DexCom, Inc. (a)	690	87,899
Eiken Chemical Co. Ltd.	6,400	81,198
Envista Holdings Corp. (a)	2,796	55,025
EssilorLuxottica	2,055	439,474
Fractyl Health, Inc. (a)	1,116	7,544
Gerresheimer AG	1,290	139,045
Maravai Lifesciences Holdings, Inc., “A” (a)	2,760	22,632
Masimo Corp. (a)	546	73,388
Medtronic PLC	440	35,306
Natera, Inc. (a)	481	44,675
Nihon Kohden Corp.	2,000	54,529
Olympus Corp.	2,700	37,565
OptiNose, Inc. (a)	3,623	2,974

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Outset Medical, Inc. (a)	828	$2,095
PROCEPT BioRobotics Corp. (a)	553	29,298
Qiagen N.V.	5,542	231,131
Qiagen N.V.	1,233	52,198
QuidelOrtho Corp. (a)	422	17,112
Revvity, Inc.	225	23,056
Shimadzu Corp.	7,300	198,595
Smith & Nephew PLC	6,264	76,514
STERIS PLC	943	192,900
Teleflex, Inc.	106	22,128
Terumo Corp. (l)	1,500	25,617
Thermo Fisher Scientific, Inc.	174	98,957
UFP Technologies, Inc. (a)	118	24,301
West Pharmaceutical Services, Inc.	293	104,742
Zimmer Biomet Holdings, Inc.	252	30,311
		$2,959,888
Metals & Mining – 0.3%
Glencore PLC	44,752	$260,626
Kaiser Aluminum Corp.	83	7,511
Mitsui & Co. Ltd.	1,300	62,650
Reliance, Inc.	150	42,708
United States Steel Corp.	1,672	61,028
		$434,523
Natural Gas - Distribution – 0.2%
Atmos Energy Corp.	233	$27,471
China Resources Gas Group Ltd.	5,900	18,667
DCC PLC	1,447	98,944
Italgas S.p.A.	15,843	87,920
MDU Resources Group, Inc.	985	24,329
New Jersey Resources Corp.	766	33,466
ONE Gas, Inc.	619	39,938
		$330,735
Natural Gas - Pipeline – 0.1%
APA Group	3,343	$17,921
Plains GP Holdings LP	4,607	83,894
Targa Resources Corp.	489	55,775
		$157,590

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.4%
Fortinet, Inc. (a)	4,044	$255,500
Motorola Solutions, Inc.	129	43,750
Qualcomm, Inc.	1,546	256,404
		$555,654
Oil Services – 0.3%
ChampionX Corp.	417	$13,999
Expro Group Holdings N.V. (a)	1,460	27,390
Halliburton Co.	765	28,665
Helmerich & Payne	855	33,627
JGC Holdings Corp.	2,200	19,426
Schlumberger Ltd.	344	16,333
TechnipFMC PLC	4,794	122,822
Tenaris S.A., ADR	2,354	77,658
		$339,920
Other Banks & Diversified Financials – 3.0%
AIB Group PLC	59,716	$308,455
Air Lease Corp.	1,099	55,214
American Express Co. (f)	1,452	339,812
Banc of California, Inc.	2,126	29,105
Bank of Hawaii Corp.	328	18,594
Brookline Bancorp, Inc.	2,783	23,099
CaixaBank S.A.	46,755	246,272
Cathay General Bancorp, Inc.	1,070	36,851
Chiba Bank Ltd.	38,000	320,538
Columbia Banking System, Inc.	3,073	57,803
Credicorp Ltd.	1,309	216,784
Discover Financial Services	265	33,583
East West Bancorp, Inc.	1,116	83,131
Eastern Bankshares, Inc.	1,197	15,034
Element Fleet Management Corp.	2,140	34,152
First Hawaiian, Inc.	1,759	37,097
First Interstate BancSystem, Inc.	1,548	41,332
Glacier Bancorp, Inc.	931	33,684
HDFC Bank Ltd.	3,068	55,895
HDFC Bank Ltd., ADR	4,779	275,270
Herc Holdings, Inc.	246	35,185
Julius Baer Group Ltd.	1,243	66,936
M&T Bank Corp.	337	48,659
Macquarie Group Ltd.	445	53,411
Metropolitan Bank & Trust Co.	85,217	103,127
Moody's Corp.	53	19,627
Northern Trust Corp.	805	66,324

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Pacific Premier Bancorp, Inc.	1,944	$41,796
Popular, Inc.	283	24,052
Prosperity Bancshares, Inc.	1,156	71,637
Sandy Spring Bancorp, Inc.	676	13,824
Shizuoka Financial Group, Inc.	4,100	38,143
SLM Corp.	3,971	84,146
Synchrony Financial	3,994	175,656
Texas Capital Bancshares, Inc. (a)	524	30,078
UMB Financial Corp.	473	37,679
United Community Bank, Inc.	1,373	34,641
Visa, Inc., “A” (s)	2,623	704,564
Wintrust Financial Corp.	357	34,500
		$3,945,690
Pharmaceuticals – 3.0%
AbbVie, Inc.	301	$48,955
Amicus Therapeutics, Inc. (a)	2,900	28,971
Annexon, Inc. (a)	988	4,495
Ascendis Pharma, ADR (a)	951	131,656
Bristol-Myers Squibb Co.	2,669	117,276
Collegium Pharmaceutical, Inc. (a)	863	31,871
Eli Lilly & Co. (f)	619	483,501
Harmony Biosciences Holdings (a)	635	19,628
Jazz Pharmaceuticals PLC (a)	1,089	120,607
Johnson & Johnson	4,022	581,541
Kymera Therapeutics, Inc. (a)	411	13,818
Kyowa Kirin Co. Ltd.	1,500	25,194
Legend Biotech Corp., ADR (a)	323	14,128
Merck & Co., Inc. (f)	1,783	230,399
Merck KGaA	453	72,009
Neurocrine Biosciences, Inc. (a)	165	22,694
Novartis AG	1,812	175,023
Novo Nordisk A.S., “B”	1,909	245,336
Organon & Co.	13,420	249,746
Pfizer, Inc. (s)	10,350	265,167
Regeneron Pharmaceuticals, Inc. (a)	113	100,644
Roche Holding AG	2,366	566,040
Sanofi	560	55,214
Santen Pharmaceutical Co. Ltd.	2,700	26,099
SpringWorks Therapeutics, Inc. (a)	548	25,586
Suzuken Co. Ltd./Aichi Japan	2,000	58,929
Ultragenyx Pharmaceutical, Inc. (a)	318	13,528
Vertex Pharmaceuticals, Inc. (a)	748	293,822

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Viking Therapeutics, Inc. (a)	340	$27,057
		$4,048,934
Pollution Control – 0.1%
GFL Environmental, Inc.	3,160	$100,804
Republic Services, Inc.	154	29,522
		$130,326
Precious Metals & Minerals – 0.8%
Agnico Eagle Mines Ltd.	1,539	$97,461
Agnico Eagle Mines Ltd.	1,194	75,640
Franco-Nevada Corp.	5,449	655,946
Wheaton Precious Metals Corp.	3,942	205,369
		$1,034,416
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	1,057	$158,042
Railroad & Shipping – 0.3%
Canadian Pacific Kansas City Ltd.	365	$28,627
CSX Corp.	4,202	139,591
Norfolk Southern Corp.	129	29,711
Sankyu, Inc. (l)	1,800	62,353
Union Pacific Corp.	671	159,134
		$419,416
Real Estate – 1.3%
Brixmor Property Group, Inc., REIT	3,097	$68,444
Broadstone Net Lease, Inc., REIT	3,106	45,223
CapitaLand Investment Ltd.	23,300	45,249
Cushman & Wakefield PLC (a)	2,732	26,364
DigitalBridge Group, Inc.	1,985	32,633
Douglas Emmett, Inc., REIT	1,304	17,878
Empire State Realty Trust, REIT, “A”	3,585	32,623
Extra Space Storage, Inc., REIT	484	64,991
Jones Lang LaSalle, Inc. (a)	1,118	202,023
LEG Immobilien SE	928	79,150
LXP Industrial Trust, REIT	3,738	31,212
National Storage Affiliates Trust, REIT	1,144	40,086
Phillips Edison & Co., REIT	1,162	37,997
Prologis, Inc., REIT	2,381	242,981
Simon Property Group, Inc., REIT	2,825	396,997
STAG Industrial, Inc., REIT	3,136	107,847
TAG Immobilien AG (a)	12,276	175,422

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Two Harbors Investment Corp., REIT	2,020	$25,513
W.P. Carey, Inc., REIT	587	32,191
		$1,704,824
Restaurants – 0.5%
Aramark	1,242	$39,135
Chipotle Mexican Grill, Inc., “A” (a)	44	139,022
Darden Restaurants, Inc.	102	15,648
Greggs PLC	3,058	103,821
Pluxee N.V. (a)	851	26,238
Sodexo	851	74,244
Starbucks Corp.	350	30,972
U.S. Foods Holding Corp. (a)	2,652	133,263
Wendy's Co.	1,154	23,069
Wingstop, Inc.	185	71,186
Yum China Holdings, Inc.	530	19,350
		$675,948
Specialty Chemicals – 1.8%
Air Products & Chemicals, Inc.	87	$20,562
Akzo Nobel N.V.	345	22,813
Ashland, Inc.	2,086	198,858
Axalta Coating Systems Ltd. (a)	2,203	69,262
Chemours Co.	6,825	182,569
Corteva, Inc.	1,157	62,628
Croda International PLC	1,967	112,463
Dow, Inc.	461	26,231
DuPont de Nemours, Inc.	1,015	73,587
Kansai Paint Co. Ltd.	4,600	60,023
Linde PLC	2,543	1,121,361
Nitto Denko Corp.	800	65,972
Quaker Chemical Corp.	147	27,420
Sika AG	1,090	309,492
Symrise AG	521	55,990
		$2,409,231
Specialty Stores – 2.9%
ACV Auctions, Inc.	1,648	$28,757
Amazon.com, Inc. (a)(f)	9,562	1,673,350
AutoZone, Inc. (a)	128	378,419
BJ's Wholesale Club Holdings, Inc. (a)	375	28,005
Builders FirstSource, Inc. (a)	2,468	451,200
Chewy, Inc., “A” (a)	2,781	41,687
Home Depot, Inc.	141	47,125

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Lowe's Cos., Inc.	1,309	$298,439
Monro Muffler Brake, Inc.	491	13,380
O'Reilly Automotive, Inc. (a)	494	500,550
Ross Stores, Inc.	460	59,593
Ryohin Keikaku Co. Ltd.	5,000	80,632
Target Corp.	916	147,458
Ulta Beauty, Inc. (a)	146	59,107
ZOZO, Inc.	3,800	81,794
Zumiez, Inc. (a)	1,348	23,186
		$3,912,682
Telecommunications - Wireless – 0.4%
Advanced Info Service Public Co. Ltd.	5,800	$30,909
American Tower Corp., REIT	854	146,512
Cellnex Telecom S.A.	2,948	97,205
Etihad Etisalat Co.	5,301	73,495
Infrastrutture Wireless Italiane S.p.A.	7,244	77,666
KDDI Corp.	1,300	36,169
SBA Communications Corp., REIT	225	41,877
SoftBank Group Corp.	700	34,559
T-Mobile USA, Inc.	56	9,194
		$547,586
Telephone Services – 0.1%
Equinix, Inc., REIT	96	$68,267
Hellenic Telecommunications Organization S.A.	1,496	22,798
		$91,065
Tobacco – 0.5%
Altria Group, Inc.	13,852	$606,856
British American Tobacco PLC	2,369	69,433
Philip Morris International, Inc.	228	21,646
		$697,935
Trucking – 0.3%
J.B. Hunt Transport Services, Inc.	292	$47,470
Knight-Swift Transportation Holdings, Inc.	1,555	71,888
RXO, Inc. (a)	1,589	30,048
Saia, Inc. (a)	59	23,413
Schneider National, Inc.	1,326	27,422
Seino Holdings Co. Ltd.	6,600	88,318
SG Holdings Co. Ltd.	3,300	38,594
XPO, Inc. (a)	798	85,753

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – continued
Yamato Holdings Co. Ltd.	2,400	$31,686
		$444,592
Utilities - Electric Power – 2.1%
Alliant Energy Corp.	1,201	$59,810
Black Hills Corp.	741	40,681
CenterPoint Energy, Inc.	1,241	36,163
CLP Holdings Ltd.	3,000	23,662
CMS Energy Corp.	918	55,640
Dominion Energy, Inc. (f)	5,704	290,790
DTE Energy Co.	1,441	158,971
Duke Energy Corp. (f)	3,047	299,398
E.ON SE	2,893	38,207
Edison International	2,504	177,934
Iberdrola S.A.	5,877	72,190
NorthWestern Corp.	1,012	51,045
NRG Energy, Inc.	3,862	280,651
PG&E Corp.	12,516	214,149
Pinnacle West Capital Corp.	475	34,984
Portland General Electric Co.	1,269	54,859
PPL Corp.	626	17,190
Public Service Enterprise Group, Inc.	707	48,840
Sempra Energy	499	35,743
Southern Co.	4,562	335,307
Vistra Corp.	6,794	515,257
		$2,841,471
Total Common Stocks (Identified Cost, $63,017,648)		$97,879,027
Bonds – 19.5%
Aerospace & Defense – 0.4%
Boeing Co., 2.196%, 2/04/2026	$65,000	$60,631
Boeing Co., 5.15%, 5/01/2030	42,000	39,723
Boeing Co., 5.805%, 5/01/2050	194,000	171,675
General Dynamics Corp., 3.625%, 4/01/2030	96,000	88,126
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	118,000	117,791
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	53,000	51,626
		$529,572
Apparel Manufacturers – 0.0%
Tapestry, Inc., 4.125%, 7/15/2027	$52,000	$49,007

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – 0.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.126%, 11/15/2054 (i)	$982,438	$45,204
ACREC 2021-FL1 Ltd., “A”, FLR, 6.583% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	94,807	94,268
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	72,254	72,018
BDS 2021-FL7 Ltd., “B”, FLR, 6.933% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	100,000	98,168
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.374%, 7/15/2054 (i)	1,211,204	69,863
KREF 2018-FT1 Ltd., “A”, FLR, 6.501% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	99,798	98,052
KREF 2018-FT1 Ltd., “AS”, FLR, 6.731% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	100,000	96,453
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	56,703	56,737
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	96,870	96,431
PFP III 2021-8 Ltd., “A”, FLR, 6.433% ((SOFR - 1mo. + 0.11448%) + 1%), 8/09/2037 (n)	19,139	19,011
PFP III 2021-8 Ltd., “AS”, FLR, 6.683% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	104,000	101,222
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	55,466	55,658
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	14,888	14,870
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	36,000	35,713
		$953,668
Automotive – 0.3%
Cummins, Inc., 5.15%, 2/20/2034	$52,000	$51,050
Cummins, Inc., 5.45%, 2/20/2054	50,000	48,131
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	200,000	203,039
Hyundai Capital America, 6.375%, 4/08/2030 (n)	97,000	99,612
		$401,832
Broadcasting – 0.3%
Discovery Communications LLC, 4%, 9/15/2055	$38,000	$23,833
Walt Disney Co., 3.35%, 3/24/2025	80,000	78,470
Walt Disney Co., 3.5%, 5/13/2040	135,000	105,141
Walt Disney Co., 3.8%, 5/13/2060	150,000	108,656
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	81,000	69,772
		$385,872
Brokerage & Asset Managers – 0.4%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$79,000	$62,477
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	53,000	53,083
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	51,000	51,713

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$120,000	$114,348
LPL Holdings, Inc., 6.75%, 11/17/2028	25,000	25,694
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	96,000	85,412
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)	200,000	194,288
		$587,015
Building – 0.1%
Vulcan Materials Co., 3.5%, 6/01/2030	$42,000	$37,728
Vulcan Materials Co., 4.5%, 6/15/2047	34,000	27,853
		$65,581
Business Services – 0.3%
Fiserv, Inc., 4.4%, 7/01/2049	$134,000	$107,060
Mastercard, Inc., 3.85%, 3/26/2050	77,000	59,634
Visa, Inc., 2.05%, 4/15/2030	92,000	77,517
Visa, Inc., 2.7%, 4/15/2040	88,000	62,360
Visa, Inc., 2%, 8/15/2050	107,000	58,300
		$364,871
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$57,000	$53,859
Comcast Corp., 4.8%, 5/15/2033	98,000	93,244
Comcast Corp., 3.75%, 4/01/2040	65,000	51,510
Comcast Corp., 5.35%, 5/15/2053	118,000	109,689
Cox Communications, Inc., 5.7%, 6/15/2033 (n)	112,000	109,612
Cox Communications, Inc., 4.5%, 6/30/2043 (n)	16,000	12,560
		$430,474
Computer Software – 0.2%
Cisco Systems, Inc., 5.5%, 1/15/2040	$53,000	$52,785
Microsoft Corp., 2.525%, 6/01/2050	165,000	100,976
Microsoft Corp., 2.5%, 9/15/2050 (n)	113,000	67,848
Oracle Corp., 5.55%, 2/06/2053	65,000	59,738
		$281,347
Computer Software - Systems – 0.2%
Apple, Inc., 1.7%, 8/05/2031	$178,000	$142,043
Apple, Inc., 2.65%, 5/11/2050	196,000	120,947
		$262,990

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$87,000	$85,870
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	79,000	78,847
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	68,000	68,291
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	132,000	127,050
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	50,000	49,153
		$409,211
Consumer Products – 0.3%
Kenvue, Inc., 5%, 3/22/2030	$112,000	$110,647
Kenvue, Inc., 5.1%, 3/22/2043	71,000	66,988
Kenvue, Inc., 5.05%, 3/22/2053	75,000	69,255
Mattel, Inc., 3.75%, 4/01/2029 (n)	94,000	85,319
		$332,209
Consumer Services – 0.2%
Booking Holdings, Inc., 3.55%, 3/15/2028	$100,000	$93,935
Booking Holdings, Inc., 4.625%, 4/13/2030	56,000	53,983
CBRE Group, Inc., 5.95%, 8/15/2034	152,000	151,133
		$299,051
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$96,000	$92,533
Electronics – 0.3%
Analog Devices, Inc., 5.05%, 4/01/2034	$196,000	$192,232
Intel Corp., 5.2%, 2/10/2033	52,000	50,735
Intel Corp., 5.7%, 2/10/2053	114,000	108,858
Lam Research Corp., 4.875%, 3/15/2049	122,000	109,608
		$461,433
Emerging Market Sovereign – 0.1%
United Mexican States, 6.338%, 5/04/2053	$200,000	$186,046
Energy - Independent – 0.4%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$39,000	$37,899
Diamondback Energy, Inc., 5.75%, 4/18/2054	73,000	69,690
EQT Corp., 3.625%, 5/15/2031 (n)	65,000	56,225
Occidental Petroleum Corp., 6.125%, 1/01/2031	53,000	53,665
Occidental Petroleum Corp., 4.4%, 4/15/2046	96,000	74,164
Pioneer Natural Resources Co., 1.9%, 8/15/2030	102,000	83,688
Pioneer Natural Resources Co., 2.15%, 1/15/2031	72,000	59,281
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	65,000	66,804
		$501,416

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$84,000	$68,482
BP Capital Markets America, Inc., 4.812%, 2/13/2033	78,000	74,560
BP Capital Markets America, Inc., 3.001%, 3/17/2052	91,000	57,501
		$200,543
Financial Institutions – 0.1%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$94,000	$90,557
Food & Beverages – 1.1%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$200,000	$196,918
Bacardi Ltd., 5.15%, 5/15/2038 (n)	214,000	195,244
Campbell Soup Co., 5.2%, 3/21/2029	56,000	55,208
Campbell Soup Co., 2.375%, 4/24/2030	20,000	16,823
Constellation Brands, Inc., 2.25%, 8/01/2031	76,000	60,858
Constellation Brands, Inc., 4.1%, 2/15/2048	172,000	132,321
Diageo Capital PLC, 5.625%, 10/05/2033	205,000	208,687
JBS USA Food Co., 6.5%, 12/01/2052	41,000	38,813
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	94,000	81,754
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	47,000	39,703
Kraft Heinz Foods Co., 4.875%, 10/01/2049	90,000	77,280
Kraft Heinz Foods Co., 5.5%, 6/01/2050	98,000	91,773
Mars, Inc., 4.55%, 4/20/2028 (n)	175,000	170,327
Mars, Inc., 4.75%, 4/20/2033 (n)	130,000	124,265
SYSCO Corp., 4.45%, 3/15/2048	45,000	36,410
		$1,526,384
Gaming & Lodging – 0.1%
Marriott International, Inc., 2.85%, 4/15/2031	$83,000	$69,619
Marriott International, Inc., 3.5%, 10/15/2032	40,000	34,013
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	47,000	44,846
		$148,478
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	$234,000	$137,945
Insurance – 0.2%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$115,000	$100,325
Corebridge Financial, Inc., 4.35%, 4/05/2042	119,000	95,407
Lincoln National Corp., 5.852%, 3/15/2034	98,000	94,154
Unum Group, 4.125%, 6/15/2051	5,000	3,567
		$293,453

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.3%
Humana, Inc., 4.95%, 10/01/2044	$63,000	$53,992
Humana, Inc., 5.5%, 3/15/2053	17,000	15,498
UnitedHealth Group, Inc., 5.3%, 2/15/2030	90,000	90,028
UnitedHealth Group, Inc., 2.3%, 5/15/2031	144,000	118,418
UnitedHealth Group, Inc., 4.625%, 7/15/2035	64,000	60,024
UnitedHealth Group, Inc., 5.875%, 2/15/2053	65,000	66,182
		$404,142
Insurance - Property & Casualty – 0.4%
American International Group, Inc., 5.125%, 3/27/2033	$82,000	$78,652
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	83,000	86,440
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	80,000	86,144
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	76,000	64,951
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	32,000	31,061
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	70,000	42,581
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	95,000	92,603
		$482,432
International Market Quasi-Sovereign – 0.3%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$200,000	$202,691
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	200,000	158,145
		$360,836
International Market Sovereign – 0.1%
Government of Bermuda, 5%, 7/15/2032 (n)	$200,000	$188,600
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 5.5%, 1/12/2029	$101,000	$100,654
CNH Industrial N.V., 3.85%, 11/15/2027	147,000	139,993
		$240,647
Major Banks – 3.6%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$86,000	$83,123
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	168,000	155,718
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	106,000	106,624
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	229,000	188,681
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	104,000	104,189
Capital One Financial Corp., 6.312% to 6/08/2028, FLR (SOFR - 1 day + 2.640%) to 6/08/2029	54,000	54,477

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	$200,000	$141,137
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	250,000	231,189
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	150,000	148,597
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	83,000	83,352
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	132,000	133,552
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	105,000	100,177
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	108,000	107,904
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	295,000	239,337
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	53,000	51,374
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	181,949
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	200,000	162,486
Morgan Stanley, 3.125%, 7/27/2026	82,000	77,941
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	48,000	47,706
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	100,000	85,661
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	155,000	139,315
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	80,000	77,627
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	200,000	199,855
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	238,565
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	62,000	61,461
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	99,000	96,993
Royal Bank of Canada, 2.3%, 11/03/2031	111,000	89,700
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	156,603
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	200,000	200,147
Toronto-Dominion Bank, 4.108%, 6/08/2027	82,000	78,828
Toronto-Dominion Bank, 4.693%, 9/15/2027	117,000	114,310

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	$200,000	$139,098
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	200,000	213,446
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	333,763
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	35,000	34,328
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	50,000	49,201
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	99,000	98,684
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	54,000	45,585
		$4,852,683
Medical & Health Technology & Services – 0.7%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$187,256
Becton, Dickinson and Co., 2.823%, 5/20/2030	48,000	41,366
Becton, Dickinson and Co., 4.298%, 8/22/2032	60,000	55,120
CVS Health Corp., 5%, 2/20/2026	58,000	57,421
CVS Health Corp., 5.625%, 2/21/2053	59,000	54,425
ICON Investments Six DAC, 5.809%, 5/08/2027 (w)	200,000	200,000
IQVIA Holdings, Inc., 6.25%, 2/01/2029	84,000	85,367
Marin General Hospital, 7.242%, 8/01/2045	59,000	61,020
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	138,000	135,634
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	69,000	55,078
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	57,000	39,352
		$972,039
Medical Equipment – 0.0%
Danaher Corp., 2.6%, 10/01/2050	$107,000	$63,439
Midstream – 0.7%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$22,000	$22,075
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	29,000	29,476
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	125,000	128,927
Enbridge, Inc., 5.7%, 3/08/2033	54,000	53,381
Enbridge, Inc., 5.95%, 4/05/2054	57,000	55,195
Energy Transfer LP, 4%, 10/01/2027	77,000	73,205
Energy Transfer LP, 5.95%, 5/15/2054	81,000	76,340
Enterprise Products Operating LLC, 4.85%, 1/31/2034	177,000	168,742
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	123,464	114,401
Plains All American Pipeline LP, 4.65%, 10/15/2025	39,000	38,332

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Plains All American Pipeline LP, 3.55%, 12/15/2029	$146,000	$131,330
Targa Resources Corp., 4.95%, 4/15/2052	100,000	83,261
		$974,665
Municipals – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$60,000	$48,969
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	160,000	125,110
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	100,000	99,950
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	95,000	78,798
		$352,827
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$102,000	$92,338
Other Banks & Diversified Financials – 0.6%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$200,000	$203,855
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	200,000	209,006
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028	143,000	134,791
Macquarie Group Ltd., 5.887%, 6/15/2034 (n)	79,000	78,157
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	135,000	141,355
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	54,000	52,406
		$819,570
Pharmaceuticals – 0.6%
AbbVie, Inc., 5.35%, 3/15/2044	$90,000	$87,037
AbbVie, Inc., 5.4%, 3/15/2054	52,000	50,345
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	49,000	47,536
Bristol-Myers Squibb Co., 5.55%, 2/22/2054	62,000	59,837
Eli Lilly & Co., 4.7%, 2/09/2034	131,000	125,409
Merck & Co., Inc., 2.75%, 12/10/2051	58,000	35,382
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	30,000	27,976
Pfizer, Inc., 2.55%, 5/28/2040	58,000	39,437
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	142,000	142,723
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	140,000	141,500
		$757,182

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.1%
Waste Management, Inc., 4.625%, 2/15/2033	$145,000	$138,026
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$114,000	$112,496
Railroad & Shipping – 0.1%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$100,000	$93,581
Canadian Pacific Railway Co., 3.1%, 12/02/2051	80,000	51,359
		$144,940
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$81,000	$77,697
COPT Defense Property LP, REIT, 2%, 1/15/2029	109,000	90,780
COPT Defense Property LP, REIT, 2.75%, 4/15/2031	76,000	61,055
		$229,532
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031	$86,000	$69,814
Extra Space Storage LP, 5.5%, 7/01/2030	90,000	88,703
Lexington Realty Trust Co., 2.7%, 9/15/2030	119,000	97,486
Prologis LP, REIT, 5.125%, 1/15/2034	137,000	132,167
		$388,170
Real Estate - Retail – 0.1%
NNN REIT, Inc., 5.6%, 10/15/2033	$85,000	$83,392
STORE Capital Corp., REIT, 2.75%, 11/18/2030	133,000	106,182
		$189,574
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$23,000	$16,821
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	66,000	47,932
Amazon.com, Inc., 3.6%, 4/13/2032	102,000	91,976
AutoZone, Inc., 4.75%, 8/01/2032	76,000	71,710
Home Depot, Inc., 3.9%, 6/15/2047	114,000	88,038
		$316,477
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$69,000	$64,588
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	30,000	26,307
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	35,000	28,388
		$119,283
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$104,000	$70,569

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.6%
American Tower Corp., 5.2%, 2/15/2029	$70,000	$68,717
American Tower Corp., 5.45%, 2/15/2034	80,000	77,723
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	79,000	77,253
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	75,000	72,006
Rogers Communications, Inc., 4.5%, 3/15/2042	77,000	63,401
T-Mobile USA, Inc., 3.5%, 4/15/2025	119,000	116,514
T-Mobile USA, Inc., 5.05%, 7/15/2033	104,000	99,628
Vodafone Group PLC, 5.625%, 2/10/2053	211,000	197,509
		$772,751
Tobacco – 0.2%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$111,000	$113,806
Philip Morris International, Inc., 5.625%, 11/17/2029	63,000	63,532
Philip Morris International, Inc., 5.125%, 2/15/2030	91,000	89,454
		$266,792
Transportation - Services – 0.2%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$85,000	$85,446
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	133,000	134,976
GXO Logistics, Inc., 6.25%, 5/06/2029 (w)	78,000	78,089
		$298,511
U.S. Treasury Obligations – 1.0%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$234,000	$164,065
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)	590,000	514,521
U.S. Treasury Bonds, 4.375%, 8/15/2043	415,000	387,571
U.S. Treasury Bonds, 4.75%, 11/15/2043	37,000	36,295
U.S. Treasury Bonds, 4.25%, 2/15/2054	83,000	75,984
U.S. Treasury Notes, 4.5%, 3/31/2026	150,000	148,494
		$1,326,930
Utilities - Electric Power – 1.6%
AEP Transmission Co. LLC, 5.4%, 3/15/2053	$67,000	$62,566
Alabama Power Co., 3.45%, 10/01/2049	177,000	122,922
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	35,000	34,634
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	95,000	76,810
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	25,000	23,158
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	21,000	16,981
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	171,000	142,966
Duke Energy Florida LLC, 6.2%, 11/15/2053	48,000	49,992
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	200,000	194,207
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	200,000	160,713
Eversource Energy, 5.5%, 1/01/2034	79,000	76,043
FirstEnergy Corp., 2.65%, 3/01/2030	62,000	52,256

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Florida Power & Light Co., 3.95%, 3/01/2048	$50,000	$38,670
Georgia Power Co., 4.7%, 5/15/2032	162,000	153,356
Georgia Power Co., 5.125%, 5/15/2052	86,000	78,015
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	107,000	86,906
MidAmerican Energy Co., 5.85%, 9/15/2054	102,000	102,598
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	54,000	54,035
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	102,000	81,901
Pacific Gas & Electric Co., 6.1%, 1/15/2029	51,000	51,415
Pacific Gas & Electric Co., 2.5%, 2/01/2031	105,000	85,132
PPL Electric Utilities Corp., 4.85%, 2/15/2034	80,000	76,194
Southern California Edison Co., 4.5%, 9/01/2040	50,000	42,047
Southern California Edison Co., 3.65%, 2/01/2050	33,000	22,988
WEC Energy Group, Inc., 4.75%, 1/09/2026	163,000	160,728
Xcel Energy, Inc., 4.6%, 6/01/2032	81,000	74,321
Xcel Energy, Inc., 5.5%, 3/15/2034	65,000	62,683
		$2,184,237
Total Bonds (Identified Cost, $28,055,124)		$26,111,176
Preferred Stocks – 0.0%
Consumer Products – 0.0%
Henkel AG & Co. KGaA (Identified Cost, $18,189)	283	$22,488

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	149	$0
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a)	$ 2.57	11/23/27	1,246	$0
Total Warrants (Identified Cost, $12)				$0

Investment Companies (h) – 4.5%
Money Market Funds – 4.5%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $6,050,938)	6,050,938	$6,050,938

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.2%
Market Index Securities – 0.2%
Euro Stoxx 50 Index – March 2025 @ EUR 3,400	Put	Goldman Sachs International	$ 1,628,097	31	$8,436
Standard & Poor's 500 Index – December 2024 @ $3,600	Put	Goldman Sachs International	1,510,707	3	5,547
Standard & Poor's 500 Index – February 2025 @ $4,850	Put	Goldman Sachs International	7,049,966	14	219,520
Standard & Poor's 500 Index – June 2025 @ $3,500	Put	Goldman Sachs International	1,510,707	3	10,800
Standard & Poor's 500 Index – December 2025 @ $3,400	Put	Goldman Sachs International	1,510,707	3	14,790
Total Purchased Options (Premiums Paid, $354,589)					$259,093

Issuer	Shares/Par
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j) (Identified Cost, $384,706)	384,706	$384,706
Written Options (see table below) – (0.0)%
(Premiums Received, $77,907)		$(63,980)

Other Assets, Less Liabilities – 2.3%		3,083,197
Net Assets – 100.0%		$133,726,645

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,050,938 and $124,656,490, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,899,378, representing 5.2% of net assets.

Portfolio of Investments (unaudited) – continued
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 4/30/24
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Standard & Poor's 500 Index	Put	Goldman Sachs International	(14)	$(7,049,966)	$4,100	February – 2025	$(63,980)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	727,115	AUD	1,113,000	HSBC Bank	5/21/2024	$5,677
USD	7,381,472	AUD	11,206,423	State Street Bank Corp.	5/21/2024	117,551
USD	181,750	BRL	909,113	Citibank N.A.	5/21/2024	6,982
USD	1,062,745	CAD	1,443,000	HSBC Bank	5/21/2024	14,216
USD	1,084,613	CHF	977,000	HSBC Bank	5/21/2024	19,464
USD	8,100,389	CHF	7,060,619	State Street Bank Corp.	5/21/2024	402,727
USD	921,822	DKK	6,315,287	State Street Bank Corp.	5/21/2024	17,213
USD	12,370,623	EUR	11,393,334	Deutsche Bank AG	5/21/2024	202,242
USD	2,746,991	EUR	2,530,000	Morgan Stanley Capital Services, Inc.	5/21/2024	44,884
USD	145,273	GBP	115,000	HSBC Bank	5/21/2024	1,561
USD	1,027,445	HKD	8,015,902	State Street Bank Corp.	5/21/2024	2,083
USD	77,226	IDR	1,212,682,000	Citibank N.A.	5/21/2024	2,680
USD	120,180	ILS	439,381	BNP Paribas S.A.	5/21/2024	2,649
USD	410,894	INR	34,219,252	Barclays Bank PLC	5/21/2024	1,035
USD	83,216	INR	6,929,000	Goldman Sachs International	5/21/2024	224
USD	11,869,005	JPY	1,760,929,584	HSBC Bank	5/21/2024	670,064
USD	368,326	KRW	489,025,800	Citibank N.A.	5/21/2024	14,142
USD	1,199,266	NOK	13,162,000	HSBC Bank	5/21/2024	13,810
USD	5,349,979	NZD	9,020,000	HSBC Bank	5/21/2024	34,971
USD	384,484	NZD	622,841	Morgan Stanley Capital Services, Inc.	5/21/2024	17,476
USD	1,937,183	SEK	21,014,000	HSBC Bank	5/21/2024	28,715
USD	403,589	SGD	539,841	State Street Bank Corp.	5/21/2024	7,755
USD	89,496	THB	3,204,240	Barclays Bank PLC	5/21/2024	3,262
USD	483,263	TWD	15,091,323	Barclays Bank PLC	5/21/2024	18,762
USD	81,654	TWD	2,551,000	Citibank N.A.	5/21/2024	3,136
						$1,653,281
Liability Derivatives
AUD	2,985,000	USD	1,939,602	HSBC Bank	5/21/2024	$(4,747)
CAD	1,059,569	USD	780,999	HSBC Bank	5/21/2024	(11,084)
CHF	153,000	USD	167,894	HSBC Bank	5/21/2024	(1,090)
EUR	4,308,000	USD	4,641,115	HSBC Bank	5/21/2024	(40,057)
GBP	1,234,205	USD	1,561,158	UBS AG	5/21/2024	(18,803)
JPY	236,160,000	USD	1,529,314	HSBC Bank	5/21/2024	(27,413)
NOK	61,368,893	USD	5,874,736	State Street Bank Corp.	5/21/2024	(347,451)
SEK	53,879,068	USD	5,220,526	State Street Bank Corp.	5/21/2024	(327,289)
USD	191,496	GBP	154,000	HSBC Bank	5/21/2024	(954)
USD	129,432	MXN	2,241,897	Morgan Stanley Capital Services, Inc.	5/21/2024	(1,032)
USD	108,991	ZAR	2,078,796	State Street Bank Corp.	5/21/2024	(1,285)
						$(781,205)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index	Long	TRY	890	$3,216,547	June – 2024	$57,668
CAC 40 Index	Short	EUR	50	4,231,517	May – 2024	29,850
DAX Index	Long	EUR	2	963,890	June – 2024	2,977
FTSE MIB Index	Long	EUR	17	3,032,937	June – 2024	51,061
Hang Seng Index	Long	HKD	4	449,154	May – 2024	28,457
KOSPI 200 Index	Short	KRW	32	2,115,712	June – 2024	46,749
Mini Ibovespa	Long	BRL	532	2,609,491	June – 2024	33,383
NSE IFSC NIFTY 50 Index	Long	USD	9	409,500	May – 2024	3,902
OMX 30 Index	Long	SEK	225	5,179,164	May – 2024	13,909
Russell 2000 Index	Short	USD	145	14,395,600	June – 2024	754,242
S&P 500 E-Mini Index	Short	USD	131	33,188,850	June – 2024	919,680
S&P MidCap 400 Index	Short	USD	37	10,645,640	June – 2024	456,368
S&P/ASX 200 Index	Short	AUD	32	3,942,820	June – 2024	72,165
S&P/TSX 60 Index	Short	CAD	16	3,034,613	June – 2024	18,983
Topix Index	Long	JPY	2	346,008	June – 2024	4,429
						$2,493,823
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	82	$11,383,353	June – 2024	$179,215
Long Gilt 10 yr	Short	GBP	47	5,625,049	June – 2024	211,248
U.S. Treasury Ultra Note 10 yr	Short	USD	11	1,212,406	June – 2024	38,124
						$428,587
						$2,922,410
Liability Derivatives
Equity Futures
FTSE 100 Index	Short	GBP	15	$1,522,435	June – 2024	$(84,389)
FTSE Taiwan Index	Short	USD	5	342,950	May – 2024	(14,708)
FTSE/JSE Top 40 Index	Short	ZAR	111	4,158,321	June – 2024	(109,273)
IBEX 35 Index	Long	EUR	39	4,500,607	May – 2024	(9,225)
Mexbol Index	Long	MXN	76	2,539,877	June – 2024	(42,204)
MSCI Singapore Index	Short	SGD	77	1,700,652	May – 2024	(48,622)
						$(308,421)
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	90	$6,560,751	June – 2024	$(219,871)
Canadian Treasury Bond 10 yr	Long	CAD	17	1,444,688	June – 2024	(4,119)
Japan Government Bond 10 yr	Short	JPY	4	3,664,838	June – 2024	(11,197)
U.S. Treasury Note 10 yr	Long	USD	83	8,917,312	June – 2024	(81,679)
U.S. Treasury Note 2 yr	Long	USD	9	1,823,906	June – 2024	(17,362)
						$(334,228)
						$(642,649)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/21/34	USD	9,600,000	centrally cleared	Daily SOFR / Annually	3.906% / Annually	$287,589	$10,336	$297,925
6/17/54	USD	4,400,000	centrally cleared	Daily SOFR / Annually	3.686% / Annually	245,184	4,364	249,548
						$532,773	$14,700	$547,473
Liability Derivatives
Interest Rate Swaps
6/17/26	USD	41,900,000	centrally cleared	4.423% / Annually	Daily SOFR / Annually	$(349,104)	$(19,580)	$(368,684)
6/20/29	USD	17,600,000	centrally cleared	4.009% / Annually	Daily SOFR / Annually	(324,432)	(12,000)	(336,432)
						$(673,536)	$(31,580)	$(705,116)
At April 30, 2024, the fund had cash collateral of $1,230,085 and other liquid securities with an aggregate value of $14,168,057 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $461,621 of securities on loan (identified cost, $91,830,268)	$124,656,490
Investments in affiliated issuers, at value (identified cost, $6,050,938)	6,050,938
Cash	428,385
Foreign currency, at value (identified cost, $9)	9
Deposits with brokers for
Futures contracts	1,220,339
Securities sold short	9,746
Receivables for
Forward foreign currency exchange contracts	1,653,281
Net daily variation margin on open futures contracts	941,278
Investments sold	50,685
Fund shares sold	163,723
Interest and dividends	547,708
Receivable from investment adviser	22,361
Other assets	489
Total assets	$135,745,432
Liabilities
Payables for
Net daily variation margin on open cleared swap agreements	$25,335
Forward foreign currency exchange contracts	781,205
Investments purchased	109,638
When-issued investments purchased	277,578
Fund shares reacquired	207,233
Collateral for securities loaned, at value (c)	384,706
Written options (premiums received, $77,907)	63,980
Payable to affiliates
Administrative services fee	161
Shareholder servicing costs	36,269
Distribution and service fees	530
Payable for independent Trustees' compensation	779
Deferred foreign capital gains tax expense payable	10,598
Accrued expenses and other liabilities	120,775
Total liabilities	$2,018,787
Net assets	$133,726,645

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$134,521,587
Total distributable earnings (loss)	(794,942)
Net assets	$133,726,645
Shares of beneficial interest outstanding	10,500,113

(c)	Non-cash collateral is not included.

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$28,062,641	2,214,985	$12.67
Class B	572,393	46,550	12.30
Class C	1,348,822	109,327	12.34
Class I	90,108,204	7,062,569	12.76
Class R1	136,939	11,301	12.12
Class R2	690,108	55,096	12.53
Class R3	1,027,600	80,841	12.71
Class R4	125,202	9,786	12.79
Class R6	11,654,736	909,658	12.81

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.44 [100 / 94.25 x $12.67]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$978,915
Interest	666,950
Dividends from affiliated issuers	151,705
Other	113,775
Income on securities loaned	1,678
Foreign taxes withheld	(42,284)
Total investment income	$1,870,739
Expenses
Management fee	$559,303
Distribution and service fees	49,564
Shareholder servicing costs	64,638
Administrative services fee	15,086
Independent Trustees' compensation	2,322
Custodian fee	44,855
Shareholder communications	10,628
Audit and tax fees	53,632
Legal fees	379
Dividend and interest expense on securities sold short	245
Interest expense and fees	35,139
Registration fees	66,555
Miscellaneous	45,076
Total expenses	$947,422
Fees paid indirectly	(1,280)
Reduction of expenses by investment adviser and distributor	(138,032)
Net expenses	$808,110
Net investment income (loss)	$1,062,629

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $2,558 foreign capital gains tax)	$8,242,915
Affiliated issuers	203
Futures contracts	(5,435,239)
Swap agreements	(141,122)
Securities sold short	7,410
Forward foreign currency exchange contracts	872,425
Foreign currency	(93,129)
Net realized gain (loss)	$3,453,463
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $10,033 increase in deferred foreign capital gains tax)	$12,786,825
Affiliated issuers	(520)
Written options	13,927
Futures contracts	(2,158,229)
Swap agreements	(689,997)
Securities sold short	(6,215)
Forward foreign currency exchange contracts	(286,031)
Translation of assets and liabilities in foreign currencies	17,178
Net unrealized gain (loss)	$9,676,938
Net realized and unrealized gain (loss)	$13,130,401
Change in net assets from operations	$14,193,030
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23
Change in net assets
From operations
Net investment income (loss)	$1,062,629	$1,777,655
Net realized gain (loss)	3,453,463	1,524,118
Net unrealized gain (loss)	9,676,938	7,223,561
Change in net assets from operations	$14,193,030	$10,525,334
Total distributions to shareholders	$(1,601,043)	$(860,466)
Change in net assets from fund share transactions	$(16,997,931)	$(26,414,259)
Total change in net assets	$(4,405,944)	$(16,749,391)
Net assets
At beginning of period	138,132,589	154,881,980
At end of period	$133,726,645	$138,132,589
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$11.58	$10.86	$11.82	$10.99	$10.80	$10.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.12	$0.06	$0.05	$0.07	$0.10
Net realized and unrealized gain (loss)	1.12	0.64	(0.98)	0.83	0.22	0.71
Total from investment operations	$1.20	$0.76	$(0.92)	$0.88	$0.29	$0.81
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.04)	$(0.04)	$(0.05)	$(0.10)	$(0.08)
Net asset value, end of period (x)	$12.67	$11.58	$10.86	$11.82	$10.99	$10.80
Total return (%) (r)(s)(t)(x)	10.45(n)	6.99	(7.79)	7.98	2.68	8.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55(a)	1.57	1.46	1.43	1.47	1.46
Expenses after expense reductions (f)	1.35(a)	1.37	1.30	1.30	1.32	1.33
Net investment income (loss)	1.34(a)	1.03	0.53	0.40	0.65	1.01
Portfolio turnover	18(n)	44	58	44	57	58
Net assets at end of period (000 omitted)	$28,063	$25,608	$25,783	$31,120	$29,453	$33,287
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.30(a)	1.30	1.30	1.30	1.30	1.29
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$11.17	$10.53	$11.49	$10.73	$10.54	$9.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.03	$(0.03)	$(0.04)	$(0.01)	$0.03
Net realized and unrealized gain (loss)	1.10	0.61	(0.93)	0.80	0.21	0.69
Total from investment operations	$1.13	$0.64	$(0.96)	$0.76	$0.20	$0.72
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.01)	$(0.00)(w)
Net asset value, end of period (x)	$12.30	$11.17	$10.53	$11.49	$10.73	$10.54
Total return (%) (r)(s)(t)(x)	10.12(n)	6.08	(8.36)	7.08	1.92	7.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.30(a)	2.31	2.21	2.18	2.22	2.21
Expenses after expense reductions (f)	2.10(a)	2.12	2.05	2.05	2.08	2.08
Net investment income (loss)	0.58(a)	0.28	(0.24)	(0.36)	(0.09)	0.26
Portfolio turnover	18(n)	44	58	44	57	58
Net assets at end of period (000 omitted)	$572	$893	$1,693	$3,129	$4,035	$4,542
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.05(a)	2.05	2.05	2.05	2.05	2.04
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$11.21	$10.56	$11.53	$10.77	$10.57	$9.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.03	$(0.03)	$(0.04)	$(0.01)	$0.03
Net realized and unrealized gain (loss)	1.10	0.62	(0.94)	0.80	0.21	0.69
Total from investment operations	$1.13	$0.65	$(0.97)	$0.76	$0.20	$0.72
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.00)(w)	$—
Net asset value, end of period (x)	$12.34	$11.21	$10.56	$11.53	$10.77	$10.57
Total return (%) (r)(s)(t)(x)	10.08(n)	6.16	(8.41)	7.06	1.91	7.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.30(a)	2.31	2.21	2.18	2.22	2.22
Expenses after expense reductions (f)	2.10(a)	2.12	2.05	2.05	2.08	2.08
Net investment income (loss)	0.58(a)	0.27	(0.24)	(0.36)	(0.08)	0.26
Portfolio turnover	18(n)	44	58	44	57	58
Net assets at end of period (000 omitted)	$1,349	$1,761	$3,725	$5,966	$8,396	$10,083
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.05(a)	2.05	2.05	2.05	2.05	2.04
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$11.67	$10.95	$11.91	$11.08	$10.89	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.15	$0.09	$0.08	$0.10	$0.13
Net realized and unrealized gain (loss)	1.13	0.64	(0.98)	0.82	0.22	0.72
Total from investment operations	$1.23	$0.79	$(0.89)	$0.90	$0.32	$0.85
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.07)	$(0.07)	$(0.07)	$(0.13)	$(0.11)
Net asset value, end of period (x)	$12.76	$11.67	$10.95	$11.91	$11.08	$10.89
Total return (%) (r)(s)(t)(x)	10.61(n)	7.21	(7.51)	8.19	2.91	8.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30(a)	1.32	1.21	1.18	1.22	1.21
Expenses after expense reductions (f)	1.10(a)	1.12	1.05	1.05	1.07	1.08
Net investment income (loss)	1.60(a)	1.27	0.79	0.66	0.90	1.25
Portfolio turnover	18(n)	44	58	44	57	58
Net assets at end of period (000 omitted)	$90,108	$80,226	$94,555	$112,743	$108,871	$127,572
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.05(a)	1.05	1.05	1.05	1.05	1.04
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$11.05	$10.41	$11.36	$10.61	$10.43	$9.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.03	$(0.02)	$(0.04)	$(0.01)	$0.03
Net realized and unrealized gain (loss)	1.07	0.61	(0.93)	0.79	0.22	0.68
Total from investment operations	$1.11	$0.64	$(0.95)	$0.75	$0.21	$0.71
Less distributions declared to shareholders
From net investment income	$(0.04)	$—	$—	$—	$(0.03)	$—
Net asset value, end of period (x)	$12.12	$11.05	$10.41	$11.36	$10.61	$10.43
Total return (%) (r)(s)(t)(x)	10.05(n)	6.15	(8.36)	7.07	1.97	7.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.30(a)	2.32	2.21	2.18	2.22	2.21
Expenses after expense reductions (f)	2.10(a)	2.12	2.05	2.05	2.07	2.08
Net investment income (loss)	0.60(a)	0.29	(0.21)	(0.35)	(0.09)	0.26
Portfolio turnover	18(n)	44	58	44	57	58
Net assets at end of period (000 omitted)	$137	$125	$111	$122	$113	$210
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.05(a)	2.05	2.05	2.05	2.05	2.04
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$11.44	$10.73	$11.69	$10.86	$10.67	$9.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.09	$0.03	$0.02	$0.04	$0.08
Net realized and unrealized gain (loss)	1.11	0.63	(0.97)	0.81	0.22	0.69
Total from investment operations	$1.18	$0.72	$(0.94)	$0.83	$0.26	$0.77
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.01)	$(0.02)	$—	$(0.07)	$(0.01)
Net asset value, end of period (x)	$12.53	$11.44	$10.73	$11.69	$10.86	$10.67
Total return (%) (r)(s)(t)(x)	10.39(n)	6.69	(8.02)	7.64	2.43	7.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80(a)	1.82	1.71	1.68	1.72	1.71
Expenses after expense reductions (f)	1.60(a)	1.62	1.55	1.55	1.58	1.58
Net investment income (loss)	1.09(a)	0.79	0.28	0.13	0.41	0.75
Portfolio turnover	18(n)	44	58	44	57	58
Net assets at end of period (000 omitted)	$690	$406	$499	$611	$498	$791
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.55(a)	1.55	1.55	1.55	1.55	1.54
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$11.62	$10.88	$11.83	$11.00	$10.81	$10.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.12	$0.06	$0.05	$0.07	$0.10
Net realized and unrealized gain (loss)	1.12	0.64	(0.97)	0.82	0.22	0.71
Total from investment operations	$1.20	$0.76	$(0.91)	$0.87	$0.29	$0.81
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.02)	$(0.04)	$(0.04)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$12.71	$11.62	$10.88	$11.83	$11.00	$10.81
Total return (%) (r)(s)(t)(x)	10.41(n)	6.98	(7.71)	7.92	2.70	8.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55(a)	1.57	1.46	1.43	1.47	1.46
Expenses after expense reductions (f)	1.35(a)	1.37	1.30	1.30	1.32	1.33
Net investment income (loss)	1.35(a)	1.03	0.54	0.40	0.69	1.00
Portfolio turnover	18(n)	44	58	44	57	58
Net assets at end of period (000 omitted)	$1,028	$931	$854	$1,593	$1,432	$1,101
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.30(a)	1.30	1.30	1.30	1.30	1.29
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$11.69	$10.98	$11.94	$11.11	$10.91	$10.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.13	$0.11	$0.07	$0.09	$0.13
Net realized and unrealized gain (loss)	1.13	0.65	(1.00)	0.84	0.23	0.71
Total from investment operations	$1.23	$0.78	$(0.89)	$0.91	$0.32	$0.84
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.07)	$(0.07)	$(0.08)	$(0.12)	$(0.11)
Net asset value, end of period (x)	$12.79	$11.69	$10.98	$11.94	$11.11	$10.91
Total return (%) (r)(s)(t)(x)	10.57(n)	7.16	(7.49)	8.20	2.98	8.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30(a)	1.31	1.24	1.18	1.23	1.22
Expenses after expense reductions (f)	1.10(a)	1.12	1.05	1.05	1.08	1.08
Net investment income (loss)	1.58(a)	1.17	0.94	0.64	0.81	1.27
Portfolio turnover	18(n)	44	58	44	57	58
Net assets at end of period (000 omitted)	$125	$145	$554	$57	$58	$51
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.05(a)	1.05	1.05	1.05	1.05	1.04
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$11.73	$11.01	$11.97	$11.13	$10.94	$10.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.16	$0.10	$0.08	$0.11	$0.14
Net realized and unrealized gain (loss)	1.14	0.64	(0.98)	0.84	0.21	0.72
Total from investment operations	$1.23	$0.80	$(0.88)	$0.92	$0.32	$0.86
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.08)	$(0.08)	$(0.08)	$(0.13)	$(0.12)
Net asset value, end of period (x)	$12.81	$11.73	$11.01	$11.97	$11.13	$10.94
Total return (%) (r)(s)(t)(x)	10.57(n)	7.28	(7.38)	8.35	2.97	8.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21(a)	1.23	1.11	1.08	1.13	1.14
Expenses after expense reductions (f)	1.01(a)	1.03	0.95	0.95	0.99	1.01
Net investment income (loss)	1.55(a)	1.38	0.87	0.71	1.04	1.32
Portfolio turnover	18(n)	44	58	44	57	58
Net assets at end of period (000 omitted)	$11,655	$28,036	$27,108	$35,052	$20,383	$5,410
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.96(a)	0.96	0.95	0.95	0.96	0.97

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Alternative Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the

Notes to Financial Statements (unaudited) - continued
adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as

Notes to Financial Statements (unaudited) - continued
foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$65,975,867	$234,310	$—	$66,210,177
Japan	977,606	4,469,476	—	5,447,082
France	100,482	5,217,768	—	5,318,250
United Kingdom	1,068,430	2,381,869	—	3,450,299
Switzerland	1,192,699	1,546,228	—	2,738,927
Canada	2,611,629	—	—	2,611,629
Germany	2,166,345	287,478	—	2,453,823
Netherlands	742,644	588,794	—	1,331,438
Taiwan	898,023	88,045	—	986,068
Other Countries	1,712,924	5,899,991	—	7,612,915
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,326,930	—	1,326,930
Non - U.S. Sovereign Debt	—	735,482	—	735,482
Municipal Bonds	—	352,827	—	352,827
U.S. Corporate Bonds	—	16,616,247	—	16,616,247
Residential Mortgage-Backed Securities	—	96,431	—	96,431
Commercial Mortgage-Backed Securities	—	235,300	—	235,300
Asset-Backed Securities (including CDOs)	—	621,937	—	621,937
Foreign Bonds	—	6,126,022	—	6,126,022
Mutual Funds	6,435,644	—	—	6,435,644
Total	$83,882,293	$46,825,135	$—	$130,707,428
Other Financial Instruments
Futures Contracts – Assets	$2,615,145	$307,265	$—	$2,922,410
Futures Contracts – Liabilities	(391,140)	(251,509)	—	(642,649)
Forward Foreign Currency Exchange Contracts – Assets	—	1,653,281	—	1,653,281
Forward Foreign Currency Exchange Contracts – Liabilities	—	(781,205)	—	(781,205)
Swap Agreements – Assets	—	547,473	—	547,473
Swap Agreements – Liabilities	—	(705,116)	—	(705,116)
Written Options - Liabilities	(63,980)	—	—	(63,980)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

Notes to Financial Statements (unaudited) - continued
are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets, asset classes, and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets, asset classes, or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Written Option Contracts	$—	$(63,980)
Equity	Purchased Option Contracts	259,093	—
Equity	Futures Contracts	2,493,823	(308,421)
Interest Rate	Futures Contracts	428,587	(334,228)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,653,281	(781,205)
Interest Rate	Cleared Swap Agreements	547,473	(705,116)
Total		$5,382,257	$(2,192,950)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(201,408)	$(141,122)	$—	$—
Foreign Exchange	—	—	872,425	—
Equity	(5,233,831)	—	—	2
Total	$(5,435,239)	$(141,122)	$872,425	$2
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$495,886	$(689,997)	$—	$—	$—
Foreign Exchange	—	—	(286,031)	—	—
Equity	(2,654,115)	—	—	(88,088)	13,927
Total	$(2,158,229)	$(689,997)	$(286,031)	$(88,088)	$13,927
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2024:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$941,278	$—
Cleared Swap Agreements (a)	—	(25,335)
Forward Foreign Currency Exchange Contracts	1,653,281	(781,205)
Purchased Options (a)	259,093	—
Written Options	—	(63,980)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$2,853,652	$(870,520)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	2,527,742	(869,488)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$325,910	$(1,032)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2024:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$23,059	$—	$—	$—	$23,059
BNP Paribas	2,649	—	—	—	2,649
Citibank N.A.	26,940	—	—	—	26,940
Deutsche Bank AG	202,242	—	—	—	202,242
Goldman Sachs International	8,660	—	—	—	8,660
Morgan Stanley Capital Services, Inc.	62,360	(1,032)	—	—	61,328
Total	$325,910	$(1,032)	$—	$—	$324,878
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2024:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Morgan Stanley Capital Services, Inc.	$(1,032)	$1,032	$—	$—	$—
(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

Notes to Financial Statements (unaudited) - continued
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires,the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option.  For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it.  The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.  Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction.  Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker.  For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).

Notes to Financial Statements (unaudited) - continued
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended April 30, 2024, this expense amounted to $245. At April 30, 2024, the fund had no short sales outstanding.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be

Notes to Financial Statements (unaudited) - continued
terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $461,621. The fair value of the fund's investment securities on loan and a related liability of $384,706 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $124,748 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, straddle loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$860,466
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/24
Cost of investments	$100,914,953
Gross appreciation	33,782,844
Gross depreciation	(3,990,369)
Net unrealized appreciation (depreciation)	$29,792,475
As of 10/31/23
Undistributed ordinary income	1,594,174
Capital loss carryforwards	(31,818,744)
Other temporary differences	(40,531)
Net unrealized appreciation (depreciation)	16,878,172
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(31,818,744)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/24	Year ended 10/31/23
Class A	$262,417	$88,454
Class I	976,073	574,115
Class R1	427	—
Class R2	4,861	353
Class R3	9,033	1,371
Class R4	1,592	3,708
Class R6	346,640	192,465
Total	$1,601,043	$860,466
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2025. For the six months ended April 30, 2024, this management fee reduction amounted to $9,071, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.97%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2025. For the six months ended April 30, 2024, this reduction amounted to $128,951, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,644 for the six months ended April 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 34,687
Class B	0.75%	0.25%	1.00%	1.00%	3,440
Class C	0.75%	0.25%	1.00%	1.00%	7,997
Class R1	0.75%	0.25%	1.00%	1.00%	659
Class R2	0.25%	0.25%	0.50%	0.50%	1,530
Class R3	—	0.25%	0.25%	0.25%	1,251
Total Distribution and Service Fees					$49,564
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2024, this rebate amounted to $10 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2024, were as follows:
Amount
Class A	$—
Class B	540
Class C	—

Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2024, the fee was $5,605, which equated to 0.0080% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $59,033.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.0216% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended April 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $4,897 and $2,337, respectively. The sales transactions resulted in net realized gains (losses) of $1,229.
(4) Portfolio Securities
For the six months ended April 30, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase, short sales, and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,268,881	$2,038,832
Non-U.S. Government securities	22,962,573	45,239,918

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	286,958	$3,473,274	361,017	$4,149,666
Class B	2,549	31,307	4,765	53,046
Class C	3,433	40,230	8,467	94,091
Class I	1,006,058	12,390,391	1,603,020	18,417,631
Class R1	107	1,256	874	9,652
Class R2	20,595	246,302	1,062	11,986
Class R3	6,272	77,531	14,584	167,842
Class R4	72	907	—	—
Class R6	157,759	1,983,943	250,792	2,881,122
	1,483,803	$18,245,141	2,244,581	$25,785,036
Shares issued to shareholders in reinvestment of distributions
Class A	20,725	$247,658	7,202	$80,587
Class I	79,405	955,240	50,120	563,855
Class R1	37	427	—	—
Class R2	411	4,861	32	353
Class R3	753	9,033	122	1,371
Class R4	132	1,592	329	3,708
Class R6	7,314	88,358	4,492	50,765
	108,777	$1,307,169	62,297	$700,639
Shares reacquired
Class A	(304,633)	$(3,746,017)	(529,726)	$(6,048,932)
Class B	(35,895)	(422,810)	(85,708)	(952,503)
Class C	(51,223)	(613,778)	(204,027)	(2,256,028)
Class I	(898,283)	(11,137,488)	(3,413,322)	(39,145,372)
Class R1	(193)	(2,209)	(236)	(2,520)
Class R2	(1,431)	(17,490)	(12,087)	(137,597)
Class R3	(6,336)	(79,205)	(13,028)	(147,299)
Class R4	(2,837)	(36,391)	(38,403)	(436,805)
Class R6	(1,646,059)	(20,494,853)	(327,775)	(3,772,878)
	(2,946,890)	$(36,550,241)	(4,624,312)	$(52,899,934)

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	3,050	$(25,085)	(161,507)	$(1,818,679)
Class B	(33,346)	(391,503)	(80,943)	(899,457)
Class C	(47,790)	(573,548)	(195,560)	(2,161,937)
Class I	187,180	2,208,143	(1,760,182)	(20,163,886)
Class R1	(49)	(526)	638	7,132
Class R2	19,575	233,673	(10,993)	(125,258)
Class R3	689	7,359	1,678	21,914
Class R4	(2,633)	(33,892)	(38,074)	(433,097)
Class R6	(1,480,986)	(18,422,552)	(72,491)	(840,991)
	(1,354,310)	$(16,997,931)	(2,317,434)	$(26,414,259)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2024, the fund’s commitment fee and interest expense were $344 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,853,501	$48,684,200	$52,486,446	$203	$(520)	$6,050,938

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$151,705	$—

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Shareholder Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

This Notice pertains only to the following series of the Registrant: MFS Commodity Strategy Fund. Each remaining series of the Registrant will be certifying on a different date.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 14, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 14, 2024

* Print name and title of each signing officer under his or her signature.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

This Notice pertains only to the following series of the Registrant: MFS Global Alternative Strategy Fund. Each remaining series of the Registrant will be certifying on a different date.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 20, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 20, 2024

* Print name and title of each signing officer under his or her signature.